                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-6102

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                               MFS SERIES TRUST VI
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                       Date of fiscal year end: October 31
--------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2005
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) GLOBAL EQUITY FUND                                               4/30/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                              1
                        --------------------------------------------------
                        PORTFOLIO COMPOSITION                            2
                        --------------------------------------------------
                        MANAGEMENT REVIEW                                3
                        --------------------------------------------------
                        PERFORMANCE SUMMARY                              6
                        --------------------------------------------------
                        EXPENSE TABLE                                   10
                        --------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                        12
                        --------------------------------------------------
                        FINANCIAL STATEMENTS                            18
                        --------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                   40
                        --------------------------------------------------
                        RESULTS OF SHAREHOLDER MEETING                  53
                        --------------------------------------------------
                        PROXY VOTING POLICIES AND
                        INFORMATION                                     54
                        --------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                  54
                        --------------------------------------------------
                        CONTACT INFORMATION                     BACK COVER
                        --------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                                     98.6%
              Cash & Other Net Assets                     1.4%

              TOP TEN HOLDINGS

              Reckitt Benckiser PLC                       3.7%
              ------------------------------------------------
              Roche Holding AG                            2.5%
              ------------------------------------------------
              L'Air Liquide S.A.                          2.5%
              ------------------------------------------------
              American Express Co.                        2.1%
              ------------------------------------------------
              Sanofi-Aventis                              2.0%
              ------------------------------------------------
              Johnson & Johnson                           1.9%
              ------------------------------------------------
              Diageo PLC                                  1.9%
              ------------------------------------------------
              Sandvik AB                                  1.9%
              ------------------------------------------------
              Oracle Corp.                                1.8%
              ------------------------------------------------
              UBS AG                                      1.6%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Health Care                                16.8%
              ------------------------------------------------
              Financial Services                         16.4%
              ------------------------------------------------
              Consumer Staples                            9.9%
              ------------------------------------------------
              Leisure                                     9.1%
              ------------------------------------------------
              Technology                                  9.0%
              ------------------------------------------------
              Retailing                                   8.1%
              ------------------------------------------------
              Utilities & Communications                  6.6%
              ------------------------------------------------
              Basic Materials                             5.9%
              ------------------------------------------------
              Industrial Goods & Services                 5.2%
              ------------------------------------------------
              Energy                                      4.8%
              ------------------------------------------------
              Autos & Housing                             3.1%
              ------------------------------------------------
              Special Products & Services                 2.7%
              ------------------------------------------------
              Transportation                              1.0%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              33.8%
              ------------------------------------------------
              Great Britain                              16.1%
              ------------------------------------------------
              France                                     11.6%
              ------------------------------------------------
              Japan                                       9.8%
              ------------------------------------------------
              Switzerland                                 5.5%
              ------------------------------------------------
              Sweden                                      4.5%
              ------------------------------------------------
              Spain                                       3.6%
              ------------------------------------------------
              Canada                                      2.1%
              ------------------------------------------------
              Singapore                                   1.8%
              ------------------------------------------------
              Other                                      11.2%
              ------------------------------------------------

Percentages are based on net assets as of 4/30/05.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------
MANAGEMENT REVIEW
------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended April 30, 2005, Class A shares of the MFS Global Equity Fund provided a total return of 6.24%, at net asset value. In comparison, the fund's benchmark, the Morgan Stanley Capital International
(MSCI) World Index, returned 5.96%. The fund's investment objective is to seek capital appreciation. The fund invests, under normal market conditions, at least 80% of its net assets in common stocks and equity-related securities of U.S. and foreign (including emerging market) issuers. The fund spreads its investments across these markets and focuses on companies which MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the six months ended April 30, 2005. Investors endured another rise in oil prices, a volatile U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. Over the course of the period, investors seemed to conclude that the global economic recovery, although modest, was still intact. However, in March and April, it appeared to us that high oil prices and concerns about the credit quality of some major U.S. corporations chipped away at investor confidence. As a result, major U.S. stock indices finished the period lower.

CONTRIBUTORS TO PERFORMANCE

The technology, consumer staples, and basic materials sectors were the top contributors to performance relative to the MSCI World Index. In technology, a combination of stock selection and an underweighted position in the group aided relative results. Avoiding computer products and services provider IBM (an index constituent that lagged the benchmark) was a top relative contributing factor.

In consumer staples, a combination of stock selection and an overweighted position in the sector benefited results. Household products company Reckitt Benckiser was a particularly strong contributor in this area.

Stock selection in the basic materials sector also contributed to relative performance. No stocks in the sector were among the top contributors.

Individual stocks in other sectors that contributed to relative results included independent oil producer EnCana and natural gas company EOG Resources, as well as clothing retailers Esprit Holdings and Hennes & Mauritz. Several other top contributors on a relative basis came from the health care sector, including pharmaceuticals and diagnostics company Roche Holding, prescription benefits management firm Caremark Rx*, and pharmaceutical firm Sanofi-Aventis.

During the reporting period, shifts in currency valuations were a contributor to performance relative to the benchmark. The base currency of the fund is the U.S. dollar and the performance of the fund and its benchmark are presented in terms of this currency. Nevertheless, specific holdings of the fund and benchmark may be denominated in different currencies and, therefore, present the possibility of currency depreciation or appreciation. Because the exposures of the fund and the benchmark to foreign currency movements may differ, from time to time, these movements may have a material impact on relative performance.

DETRACTORS FROM PERFORMANCE

Stock selection in the special products and services sector held back relative performance for the period. Our position in management consulting firm Accenture was a top detractor in this area. Stock selection and an overweighted position in the retailing sector also detracted from relative returns, with home improvement store operator Kingfisher, and off-price retailer TJX among the fund's top detractors for the period.

Although technology was one of our top sectors, the largest single detractor to relative performance was our position in virus protection software provider Symantec. Elsewhere in technology, enterprise software developer Oracle also proved disappointing.

Not holding strong performers Exxon Mobil, and tobacco and food conglomerate Altria Group (both index constituents that outperformed the benchmark) held back relative results. Financial credit card lender MBNA was also among the top detractors to relative performance.

    Respectfully,

/s/ David R. Mannheim                   /s/ Simon Todd

    David R. Mannheim                       Simon Todd
    Portfolio Manager                       Portfolio Manager

*Security was not held in the portfolio at period-end.

Note to Shareholders: Effective April 1, 2005, Simon Todd became co-manager of the fund with Mr. Mannheim.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374. MOST RECENT MONTH-END PERFORMANCE FOR J SHARES CAN BE OBTAINED BY CALLING EITHER CITIBANK N.A. AT 0120-322522 OR MIZUHO BANK AT 0120-324286.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                      Class
  Share class    inception date    6-mo     1-yr     3-yr      5-yr     10-yr
------------------------------------------------------------------------------
       A             9/07/93       6.24%   11.19%    8.56%     1.94%     9.30%
------------------------------------------------------------------------------
       B            12/29/86       5.80%   10.30%    7.73%     1.16%     8.46%
------------------------------------------------------------------------------
       C             1/03/94       5.82%   10.30%    7.73%     1.16%     8.47%
------------------------------------------------------------------------------
       I             1/02/97       6.37%   11.45%    8.83%     2.17%     9.52%
------------------------------------------------------------------------------
       J             7/09/99       5.87%   10.43%    7.81%     1.22%     8.51%
------------------------------------------------------------------------------
       R*           12/31/02       6.12%   10.88%    8.33%     1.81%     9.23%
------------------------------------------------------------------------------
      R1             4/01/05       5.80%   10.30%    7.73%     1.16%     8.46%
------------------------------------------------------------------------------
      R2             4/01/05       5.85%   10.35%    7.74%     1.17%     8.47%
------------------------------------------------------------------------------
      R3*           10/31/03       5.93%   10.65%    7.87%     1.25%     8.51%
------------------------------------------------------------------------------
      R4             4/01/05       6.20%   11.14%    8.55%     1.93%     9.30%
------------------------------------------------------------------------------
      R5             4/01/05       6.24%   11.19%    8.56%     1.94%     9.30%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks             6-mo     1-yr     3-yr      5-yr     10-yr
------------------------------------------------------------------------------
Average global multi-cap
core fund+                         5.02%    9.55%    6.59%    -1.31%     7.23%
------------------------------------------------------------------------------
MSCI World Index#                  5.96%   10.93%    7.39%    -2.04%     7.31%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

  Share class
------------------------------------------------------------------------------
       A                           0.13%    4.79%    6.44%     0.74%     8.66%
------------------------------------------------------------------------------
       B                           1.80%    6.30%    6.86%     0.78%     8.46%
------------------------------------------------------------------------------
       C                           4.82%    9.30%    7.73%     1.16%     8.47%
------------------------------------------------------------------------------
       J                           2.70%    7.12%    6.72%     0.60%     8.18%
------------------------------------------------------------------------------
Class I, Class R, Class R1, Class R2, Class R3, Class R4, and Class R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                           6.24%   11.19%   27.96%    10.09%   143.37%
------------------------------------------------------------------------------
       B                           5.80%   10.30%   25.01%     5.95%   125.31%
------------------------------------------------------------------------------
       C                           5.82%   10.30%   25.04%     5.94%   125.40%
------------------------------------------------------------------------------
       I                           6.37%   11.45%   28.89%    11.31%   148.34%
------------------------------------------------------------------------------
       J                           5.87%   10.43%   25.30%     6.24%   126.41%
------------------------------------------------------------------------------
       R*                          6.12%   10.88%   27.14%     9.39%   141.82%
------------------------------------------------------------------------------
      R1                           5.80%   10.30%   25.01%     5.95%   125.31%
------------------------------------------------------------------------------
      R2                           5.85%   10.35%   25.07%     6.00%   125.41%
------------------------------------------------------------------------------
      R3*                          5.93%   10.65%   25.52%     6.38%   126.23%
------------------------------------------------------------------------------
      R4                           6.20%   11.14%   27.90%    10.04%   143.27%
------------------------------------------------------------------------------
      R5                           6.24%   11.19%   27.96%    10.09%   143.37%
------------------------------------------------------------------------------

* Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares."
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

Periods less than one year are actual, not annualized.

INDEX DEFINITION

The MSCI World Index - is a market capitalization index that is designed to measure global developed market equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class J results reflect the deduction of the maximum 3% sales charge and are available only to residents of Japan. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for I, R, R4, and R5 shares includes the performance of the fund's Class A shares prior to their offering. Performance for J, R1, R2, and R3 includes the performance of the fund's Class B shares prior to their offering. For reporting periods ending prior to March 31, 2004, when quoting performance for the fund's Class I and R shares, the performance of these share classes included the performance of the fund's Class B shares, rather than Class A shares. The blending methodology changed for reporting periods ending on or after March 31, 2004, because Class A shares now has a 10 year performance history, and share class performance is being blended to Class A shares based upon the similarity of share class operating expenses. This change in blending methodology results in better performance for Class I and R shares than it had under the prior blending methodology. For a transitional period lasting until December 31, 2007, performance for Classes I and R shares under the prior methodology is available at mfs.com. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio is subject to market risk, which is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities react to the economic condition of the company that issued the security. The fund's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

The fund's investments may include securities traded in over-the-counter (OTC) markets. OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in buying and selling these stocks at prevailing market prices.

The portfolio invests in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD, NOVEMBER 1, 2004 THROUGH APRIL 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 through April 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class

--------------------------------------------------------------------------------
                                                                       Expenses
                                        Beginning       Ending       Paid During
                          Annualized     Account        Account        Period**
                           Expense       Value           Value         11/01/04
                            Ratio       11/01/04        4/30/05        -4/30/05
--------------------------------------------------------------------------------
            Actual          1.56%        $1,000          $1,062         $7.98
     A      --------------------------------------------------------------------
            Hypothetical*   1.56%        $1,000          $1,017         $7.80
--------------------------------------------------------------------------------
            Actual          2.31%        $1,000          $1,058        $11.79
     B      --------------------------------------------------------------------
            Hypothetical*   2.31%        $1,000          $1,013        $11.53

--------------------------------------------------------------------------------
            Actual          2.31%        $1,000          $1,058        $11.79
     C      --------------------------------------------------------------------
            Hypothetical*   2.31%        $1,000          $1,013        $11.53
--------------------------------------------------------------------------------
            Actual          1.31%        $1,000          $1,064         $6.70
     I      --------------------------------------------------------------------
            Hypothetical*   1.31%        $1,000          $1,018         $6.55
--------------------------------------------------------------------------------
            Actual          2.26%        $1,000          $1,059        $11.54
     J      --------------------------------------------------------------------
            Hypothetical*   2.26%        $1,000          $1,014        $11.29
--------------------------------------------------------------------------------
     R      Actual          1.83%        $1,000          $1,061         $9.35
 (formerly  --------------------------------------------------------------------
    R1)     Hypothetical*   1.83%        $1,000          $1,016         $9.15
--------------------------------------------------------------------------------
            Actual          2.88%        $1,000          $1,058        $14.70
     R1     --------------------------------------------------------------------
            Hypothetical*   2.88%        $1,000          $1,011        $14.36
--------------------------------------------------------------------------------
            Actual          2.58%        $1,000          $1,059        $13.17
     R2     --------------------------------------------------------------------
            Hypothetical*   2.58%        $1,000          $1,012        $12.87
--------------------------------------------------------------------------------
     R3     Actual          2.11%        $1,000          $1,059        $10.77
 (formerly  --------------------------------------------------------------------
    R2)     Hypothetical*   2.11%        $1,000          $1,014        $10.54
--------------------------------------------------------------------------------
            Actual          2.07%        $1,000          $1,062        $10.58
     R4     --------------------------------------------------------------------
            Hypothetical*   2.07%        $1,000          $1,015        $10.34
--------------------------------------------------------------------------------
            Actual          1.77%        $1,000          $1,062         $9.05
     R5     --------------------------------------------------------------------
            Hypothetical*   1.77%        $1,000          $1,016         $8.85
--------------------------------------------------------------------------------
  * 5% class return per year before expenses.
 ** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/05
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 98.6%
-----------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES         $ VALUE
-----------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.9%
-----------------------------------------------------------------------------------------------
Diageo PLC                                                              834,467   $  12,360,266
-----------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.2%
-----------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.^                                   67,400   $   4,762,333
-----------------------------------------------------------------------------------------------
Toray Industries, Inc.                                                  663,000       2,959,031
-----------------------------------------------------------------------------------------------
                                                                                  $   7,721,364
-----------------------------------------------------------------------------------------------
Automotive - 2.6%
-----------------------------------------------------------------------------------------------
Bridgestone Corp.                                                       317,000   $   6,091,503
-----------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                   103,900       4,885,378
-----------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                      172,000       6,262,737
-----------------------------------------------------------------------------------------------
                                                                                  $  17,239,618
-----------------------------------------------------------------------------------------------
Banks & Credit Companies - 11.0%
-----------------------------------------------------------------------------------------------
American Express Co.                                                    259,700   $  13,686,190
-----------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.^                                   415,800       6,439,982
-----------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                          1,268,500       3,451,386
-----------------------------------------------------------------------------------------------
Citigroup, Inc.                                                         215,600      10,124,576
-----------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                 615,000       5,382,237
-----------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                          128,200       6,183,921
-----------------------------------------------------------------------------------------------
MBNA Corp.                                                              255,400       5,044,150
-----------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                       65,300       4,078,121
-----------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A.                           175,130       1,326,384
-----------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk.                                             5,406,000       1,738,855
-----------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                       867,000       4,704,587
-----------------------------------------------------------------------------------------------
UBS AG^                                                                 133,892      10,731,102
-----------------------------------------------------------------------------------------------
                                                                                  $  72,891,491
-----------------------------------------------------------------------------------------------
Biotechnology - 1.2%
-----------------------------------------------------------------------------------------------
Genzyme Corp.*                                                           81,600   $   4,782,576
-----------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                   83,400       3,094,140
-----------------------------------------------------------------------------------------------
                                                                                  $   7,876,716
-----------------------------------------------------------------------------------------------

Broadcast & Cable TV - 4.8%
-----------------------------------------------------------------------------------------------
News Corp., Inc., "B"                                                   424,567   $   6,721,582
-----------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                      350,500       5,891,905
-----------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.                                         133,800       2,519,048
-----------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                       256,270       8,872,067
-----------------------------------------------------------------------------------------------
Walt Disney Co.                                                         278,400       7,349,760
-----------------------------------------------------------------------------------------------
                                                                                  $  31,354,362
-----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.2%
-----------------------------------------------------------------------------------------------
AMVESCAP PLC                                                          1,013,500   $   5,894,841
-----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                78,700       8,404,373
-----------------------------------------------------------------------------------------------
                                                                                  $  14,299,214
-----------------------------------------------------------------------------------------------
Business Services - 2.7%
-----------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                    445,150   $   9,659,755
-----------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                      174,500       7,922,300
-----------------------------------------------------------------------------------------------
                                                                                  $  17,582,055
-----------------------------------------------------------------------------------------------
Computer Software - 3.1%
-----------------------------------------------------------------------------------------------
Business Objects S.A.^*                                                 125,100   $   3,241,021
-----------------------------------------------------------------------------------------------
Oracle Corp.*                                                         1,000,900      11,570,404
-----------------------------------------------------------------------------------------------
Symantec Corp.*                                                         313,800       5,893,164
-----------------------------------------------------------------------------------------------
                                                                                  $  20,704,589
-----------------------------------------------------------------------------------------------
Computer Software - Systems - 1.5%
-----------------------------------------------------------------------------------------------
Dell, Inc.*                                                             278,000   $   9,682,740
-----------------------------------------------------------------------------------------------

Construction - 0.5%
-----------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                               489,000   $   3,544,154
-----------------------------------------------------------------------------------------------

Consumer Goods & Services - 4.9%
-----------------------------------------------------------------------------------------------
Gillette Co.                                                            148,500   $   7,668,540
-----------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                   759,040      24,657,683
-----------------------------------------------------------------------------------------------
                                                                                  $  32,326,223
-----------------------------------------------------------------------------------------------
Electrical Equipment - 2.4%
-----------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                       138,700   $   7,579,163
-----------------------------------------------------------------------------------------------
Schneider Electric S.A.                                                 109,736       7,899,563
-----------------------------------------------------------------------------------------------
                                                                                  $  15,478,726
-----------------------------------------------------------------------------------------------

Electronics - 3.1%
-----------------------------------------------------------------------------------------------
CANON, Inc.                                                             192,000   $  10,013,009
-----------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                        23,330      10,703,713
-----------------------------------------------------------------------------------------------
                                                                                  $  20,716,722
-----------------------------------------------------------------------------------------------
Energy - Independent - 1.5%
-----------------------------------------------------------------------------------------------
EnCana Corp.                                                            113,600   $   7,257,352
-----------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                      55,400       2,634,270
-----------------------------------------------------------------------------------------------
                                                                                  $   9,891,622
-----------------------------------------------------------------------------------------------
Energy - Integrated - 2.5%
-----------------------------------------------------------------------------------------------
BP PLC                                                                  629,700   $   6,416,511
-----------------------------------------------------------------------------------------------
TOTAL S.A.                                                               45,780      10,160,741
-----------------------------------------------------------------------------------------------
                                                                                  $  16,577,252
-----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.1%
-----------------------------------------------------------------------------------------------
Groupe Danone^                                                           87,400   $   8,189,454
-----------------------------------------------------------------------------------------------
Nestle S.A.^                                                             27,136       7,123,261
-----------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                            96,200       5,352,568
-----------------------------------------------------------------------------------------------
                                                                                  $  20,665,283
-----------------------------------------------------------------------------------------------
Gaming & Lodging - 2.3%
-----------------------------------------------------------------------------------------------
Hilton Group PLC                                                      1,520,900   $   7,951,398
-----------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                          730,090       7,521,346
-----------------------------------------------------------------------------------------------
                                                                                  $  15,472,744
-----------------------------------------------------------------------------------------------
General Merchandise - 0.9%
-----------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.                                         651,900   $   2,416,147
-----------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                    69,600       3,280,944
-----------------------------------------------------------------------------------------------
                                                                                  $   5,697,091
-----------------------------------------------------------------------------------------------
Insurance - 3.2%
-----------------------------------------------------------------------------------------------
AXA                                                                     381,400   $   9,400,818
-----------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.^                                               431,655       5,054,505
-----------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.*                                   309,200       6,735,368
-----------------------------------------------------------------------------------------------
                                                                                  $  21,190,691
-----------------------------------------------------------------------------------------------
Leisure & Toys - 1.0%
-----------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                        57,700   $   6,586,582
-----------------------------------------------------------------------------------------------

Machinery & Tools - 2.8%
-----------------------------------------------------------------------------------------------
Atlas Copco AB, "A"^                                                    134,900   $   6,130,862
-----------------------------------------------------------------------------------------------
Sandvik AB                                                              314,900      12,337,425
-----------------------------------------------------------------------------------------------
                                                                                  $  18,468,287
-----------------------------------------------------------------------------------------------

Medical Equipment - 6.1%
-----------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                             91,800   $   5,017,788
-----------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                  159,000       9,441,420
-----------------------------------------------------------------------------------------------
Medtronic, Inc.                                                         128,500       6,771,950
-----------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                      517,100       5,326,291
-----------------------------------------------------------------------------------------------
Synthes, Inc.                                                            16,110       1,826,217
-----------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                  163,800       4,091,724
-----------------------------------------------------------------------------------------------
Waters Corp.*                                                           188,900       7,486,107
-----------------------------------------------------------------------------------------------
                                                                                  $  39,961,497
-----------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
-----------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                     871,000   $   3,492,534
-----------------------------------------------------------------------------------------------

Oil Services - 0.8%
-----------------------------------------------------------------------------------------------
Noble Corp.                                                             101,500   $   5,166,350
-----------------------------------------------------------------------------------------------

Pharmaceuticals - 9.5%
-----------------------------------------------------------------------------------------------
AstraZeneca PLC                                                         152,100   $   6,672,745
-----------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                          253,900       3,967,011
-----------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                          60,800       3,554,976
-----------------------------------------------------------------------------------------------
Johnson & Johnson                                                       184,000      12,627,920
-----------------------------------------------------------------------------------------------
Roche Holding AG^                                                       138,100      16,700,994
-----------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                         151,060      13,374,364
-----------------------------------------------------------------------------------------------
Schering AG^                                                             90,900       5,999,306
-----------------------------------------------------------------------------------------------
                                                                                  $  62,897,316
-----------------------------------------------------------------------------------------------
Printing & Publishing - 1.0%
-----------------------------------------------------------------------------------------------
Reed Elsevier N.V.                                                      463,090   $   6,664,362
-----------------------------------------------------------------------------------------------

Railroad & Shipping - 1.0%
-----------------------------------------------------------------------------------------------
Canadian National Railway Co.                                           117,403   $   6,716,626
-----------------------------------------------------------------------------------------------

Specialty Chemicals - 5.9%
-----------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                           88,360   $   5,189,383
-----------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                    623,000       6,909,680
-----------------------------------------------------------------------------------------------
BOC Group PLC                                                           391,940       7,266,724
-----------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                      91,760      16,372,841
-----------------------------------------------------------------------------------------------
Praxair, Inc.                                                            73,440       3,439,195
-----------------------------------------------------------------------------------------------
                                                                                  $  39,177,823
-----------------------------------------------------------------------------------------------

Specialty Stores - 6.0%
-----------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                    664,500   $   4,974,410
-----------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"^                                               179,700       6,199,806
-----------------------------------------------------------------------------------------------
Home Depot, Inc.                                                        123,400       4,364,658
-----------------------------------------------------------------------------------------------
Kingfisher PLC                                                        1,828,690       8,623,527
-----------------------------------------------------------------------------------------------
NEXT PLC                                                                182,730       5,180,184
-----------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                          452,800      10,255,920
-----------------------------------------------------------------------------------------------
                                                                                  $  39,598,505
-----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.0%
-----------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.*                      4,973,000   $   4,720,880
-----------------------------------------------------------------------------------------------
Vodafone Group PLC                                                    3,295,145       8,605,384
-----------------------------------------------------------------------------------------------
                                                                                  $  13,326,264
-----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.3%
-----------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                    184,200   $   3,182,976
-----------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                   1,707,900       5,063,257
-----------------------------------------------------------------------------------------------
                                                                                  $   8,246,233
-----------------------------------------------------------------------------------------------
Telephone Services - 2.5%
-----------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                     4,082,500   $   6,394,057
-----------------------------------------------------------------------------------------------
Telefonica S.A.                                                         589,504      10,022,870
-----------------------------------------------------------------------------------------------
                                                                                  $  16,416,927
-----------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.6%
-----------------------------------------------------------------------------------------------
Iberdrola S.A.                                                          290,830   $   7,582,277
-----------------------------------------------------------------------------------------------
Veolia Environnement^                                                    85,800       3,234,368
-----------------------------------------------------------------------------------------------
                                                                                  $  10,816,645
-----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $503,802,930)                                       $650,808,874
-----------------------------------------------------------------------------------------------

Short-Term Obligation - 1.3%
-----------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT         $ VALUE
-----------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, 5/02/05,
at Amortized Cost<                                                  $ 8,409,000   $   8,408,311
-----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 10.2%
-----------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 3.02%,
dated 4/29/05, due 5/02/05, total to be received
$67,244,816 (secured by various U.S. Treasury
and Federal Agency obligations in an
individually traded account), at Cost                               $67,239,176   $  67,239,176
-----------------------------------------------------------------------------------------------

Repurchase Agreement - 0%
-----------------------------------------------------------------------------------------------
Morgan Stanley, 2.95%, dated 4/29/05, due 5/02/05,
total to be received $2,001 (secured by various
U.S. Treasury and Federal Agency obligations in
a jointly traded account), at Cost                                  $     2,000   $       2,000
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $579,452,417)(+)                              $ 726,458,361
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (10.1)%                                            (66,475,049)
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $ 659,983,312
-----------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
  < The rate shown represents an annualized yield at time of purchase.
(+) As of April 30, 2005, the fund had forty-six securities representing $349,106,591 and
    52.9% of net assets that were fair valued in accordance with the  policies adopted by the
    Board of Trustees.
GDR = Global Depository Receipt.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/05

ASSETS

Investments, at value, including $63,728,119 of securities
on loan (identified cost, $579,452,417)                         $726,458,361
--------------------------------------------------------------------------------------------------
Cash                                                                     459
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                    5,566,860
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      806,257
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  1,651,798
--------------------------------------------------------------------------------------------------
Other assets                                                           3,287
--------------------------------------------------------------------------------------------------
Total assets                                                                          $734,487,022
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                 $5,765,249
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   978,221
--------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                        67,239,176
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                      31,342
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        154,973
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                        17,876
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     554
--------------------------------------------------------------------------------------------------
  Administrative service fee                                              30
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               316,289
--------------------------------------------------------------------------------------------------
Total liabilities                                                                      $74,503,710
--------------------------------------------------------------------------------------------------
Net assets                                                                            $659,983,312
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $523,298,920
--------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies      147,012,932
--------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                     (9,834,284)
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                     (494,256)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $659,983,312
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               27,509,954
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $390,283,802
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              16,027,853
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $24.35
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$24.35)                                               $25.84
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $161,735,571
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               6,928,063
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $23.34
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $34,448,212
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,502,660
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $22.92
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $38,917,664
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,578,261
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $24.66
--------------------------------------------------------------------------------------------------

Class J shares

  Net assets                                                     $21,348,070
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 924,984
--------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                            $23.08
--------------------------------------------------------------------------------------------------
  Offering price per share (100/97.00X$23.08)                                               $23.79
--------------------------------------------------------------------------------------------------

Class R shares (formerly Class R1)

  Net assets                                                     $11,125,283
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 459,919
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $24.19
--------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                         $48,847
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   2,093
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $23.34
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R2 shares

  Net assets                                                         $48,859
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   2,093
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $23.35
--------------------------------------------------------------------------------------------------

Class R3 shares (formerly Class R2)

  Net assets                                                      $1,929,232
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  80,012
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $24.11
--------------------------------------------------------------------------------------------------

Class R4 shares

  Net assets                                                         $48,880
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   2,008
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $24.34
--------------------------------------------------------------------------------------------------

Class R5 shares

  Net assets                                                         $48,892
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   2,008
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $24.35
--------------------------------------------------------------------------------------------------

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 4/30/05

NET INVESTMENT LOSS

Income
--------------------------------------------------------------------------------------------------
  Dividends                                                        $6,027,260
--------------------------------------------------------------------------------------------------
  Interest                                                            187,665
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                             (571,933)
--------------------------------------------------------------------------------------------------
Total investment income                                                                 $5,642,992
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                   $3,023,528
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                               12,412
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         787,971
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              490,243
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              864,372
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              173,664
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class J)                              104,896
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                               23,342
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                  30
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                  20
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R3)                               3,288
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R4)                                  10
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R1)                                    18
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    16
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R3)                                 1,644
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R4)                                     6
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R5)                                     4
--------------------------------------------------------------------------------------------------
  Administrative fee                                                   30,762
--------------------------------------------------------------------------------------------------
  Custodian fee                                                       324,058
--------------------------------------------------------------------------------------------------
  Printing                                                             36,523
--------------------------------------------------------------------------------------------------
  Postage                                                              11,173
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        30,342
--------------------------------------------------------------------------------------------------
  Legal fees                                                           13,371
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                       133,626
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $6,065,319
--------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

  Fees paid indirectly                                                (17,318)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (1,514)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $6,046,487
--------------------------------------------------------------------------------------------------
Net investment loss                                                                      $(403,495)
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                         $37,913,596
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        27,632
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                  $37,941,228
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                      $1,937,008
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies         (27,530)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                    $1,909,478
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                       $39,850,706
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $39,447,211
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                         SIX MONTHS ENDED               YEAR ENDED
                                                                  4/30/05                 10/31/04
                                                              (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income (loss)                                    $(403,495)                $206,547
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                          37,941,228               53,955,297
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                            1,909,478               44,884,801
-----------------------------------------------------------   -----------              -----------
Change in net assets from operations                          $39,447,211              $99,046,645
-----------------------------------------------------------   -----------              -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
--------------------------------------------------------------------------------------------------
  Class I                                                        $(82,625)                     $--
--------------------------------------------------------------------------------------------------
  Class R                                                          (1,632)                      --
--------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(84,257)                     $--
-----------------------------------------------------------   -----------              -----------
Net change in net assets from fund share transactions        $(18,954,700)            $(64,662,933)
-----------------------------------------------------------   -----------              -----------
Redemption fees                                                      $350                   $2,932
-----------------------------------------------------------   -----------              -----------
Total change in net assets                                    $20,408,604              $34,386,644
-----------------------------------------------------------   -----------              -----------

NET ASSETS

At beginning of period                                       $639,574,708             $605,188,064
--------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $494,256 and $6,504, respectively)                   $659,983,312             $639,574,708
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                           SIX MONTHS                                        YEARS ENDED 10/31
                                ENDED       -----------------------------------------------------------------------------------
CLASS A                       4/30/05              2004              2003            2002               2001               2000
                          (UNAUDITED)

Net asset value,
beginning of period            $22.92            $19.57            $16.55          $17.58             $22.88             $22.50
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

  Net investment income
  (loss)(S)                     $0.02             $0.07             $0.03          $(0.00)+++         $(0.01)             $0.07
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency               1.41              3.28              2.99           (1.03)             (3.81)              2.24
-----------------------------   -----             -----             -----          ------             ------              -----
Total from investment
operations                      $1.43             $3.35             $3.02          $(1.03)            $(3.82)             $2.31
-----------------------------   -----             -----             -----          ------             ------              -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain
  on investments and
  foreign currency
  transactions                    $--               $--               $--             $--             $(1.48)            $(1.93)
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital             --                --                --              --              (0.00)+++             --
-----------------------------   -----             -----             -----          ------             ------              -----
Total distributions
declared
to shareholders                   $--               $--               $--             $--             $(1.48)            $(1.93)
-----------------------------   -----             -----             -----          ------             ------              -----
Redemption fees added to
paid-in capital#                $0.00+++          $0.00+++            $--             $--                $--                $--
-----------------------------   -----             -----             -----          ------             ------              -----
Net asset value, end of
period                         $24.35            $22.92            $19.57          $16.55             $17.58             $22.88
-----------------------------   -----             -----             -----          ------             ------              -----
Total return (%)(+)&             6.24++           17.12^            18.25           (5.86)            (17.67)             10.39
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                          SIX MONTHS                                         YEARS ENDED 10/31
                               ENDED        -----------------------------------------------------------------------------------
CLASS A (CONTINUED)          4/30/05               2004              2003            2002               2001               2000
                         (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                       1.56+             1.52              1.65            1.62               1.59               1.55
-------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                           0.13+             0.30              0.19           (0.02)             (0.06)              0.28
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 18                41                52              52                 72                 84
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)         $390,284          $368,514          $345,783        $322,006           $348,129           $450,481
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income           $0.02*            $0.07*              $--             $--                $--                $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                       1.56+*            1.52*               --              --                 --                 --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income            0.13+*            0.30*               --              --                 --                 --
-------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                             SIX MONTHS                                      YEARS ENDED 10/31
                                  ENDED       --------------------------------------------------------------------------------
CLASS B                         4/30/05              2004              2003            2002            2001               2000
                            (UNAUDITED)

Net asset value, beginning
of period                        $22.06            $18.97            $16.18          $17.31          $22.52             $22.17
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)         $(0.08)           $(0.10)           $(0.09)         $(0.14)         $(0.16)            $(0.11)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                 1.36              3.19              2.88           (0.99)          (3.75)              2.21
------------------------------   ------            ------            ------          ------          ------             ------
Total from investment
operations                        $1.28             $3.09             $2.79          $(1.13)         $(3.91)             $2.10
------------------------------   ------            ------            ------          ------          ------             ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain
  on investments and
  foreign currency
  transactions                      $--               $--               $--             $--          $(1.30)            $(1.75)
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital               --                --                --              --           (0.00)+++             --
------------------------------   ------            ------            ------          ------          ------             ------
Total distributions
declared to shareholders            $--               $--               $--             $--          $(1.30)            $(1.75)
------------------------------   ------            ------            ------          ------          ------             ------
Redemption fees added to
paid-in capital#                  $0.00+++          $0.00+++            $--             $--             $--                $--
------------------------------   ------            ------            ------          ------          ------             ------
Net asset value, end of
period                           $23.34            $22.06            $18.97          $16.18          $17.31             $22.52
------------------------------   ------            ------            ------          ------          ------             ------
Total return (%)&                  5.80++           16.29^            17.24           (6.53)         (18.28)              9.60
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                             SIX MONTHS                                      YEARS ENDED 10/31
                                  ENDED       --------------------------------------------------------------------------------
CLASS B (CONTINUED)             4/30/05              2004              2003            2002            2001               2000
                            (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                         2.31+             2.27              2.40            2.37            2.34               2.30
------------------------------------------------------------------------------------------------------------------------------
Net investment loss               (0.64)+           (0.45)            (0.56)          (0.79)          (0.81)             (0.46)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                   18                41                52              52              72                 84
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)           $161,736          $170,783          $177,713        $172,094        $220,855           $301,816
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss              $(0.08)*          $(0.10)*             $--             $--             $--                $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                         2.31+*            2.27*               --              --              --                 --
------------------------------------------------------------------------------------------------------------------------------
Net investment loss               (0.64)+*          (0.45)*              --              --              --                 --
------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                              SIX MONTHS                                      YEARS ENDED 10/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS C                          4/30/05              2004              2003            2002            2001              2000
                             (UNAUDITED)

Net asset value, beginning
of period                         $21.66            $18.63            $15.89          $17.00          $22.16            $21.89
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

  Net investment loss(S)          $(0.07)           $(0.09)           $(0.09)         $(0.14)         $(0.16)           $(0.11)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investments and
  foreign currency                  1.33              3.12              2.83           (0.97)          (3.68)             2.18
-------------------------------   ------            ------            ------          ------          ------            ------
Total from investment
operations                         $1.26             $3.03             $2.74          $(1.11)         $(3.84)            $2.07
-------------------------------   ------            ------            ------          ------          ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions              $--               $--               $--             $--          $(1.32)           $(1.80)
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                --                --                --              --           (0.00)+++            --
-------------------------------   ------            ------            ------          ------          ------            ------
Total distributions
declared to shareholders             $--               $--               $--             $--          $(1.32)           $(1.80)
-------------------------------   ------            ------            ------          ------          ------            ------
Redemption fees added to
paid-in capital#                   $0.00+++          $0.00+++            $--             $--             $--               $--
-------------------------------   ------            ------            ------          ------          ------            ------
Net asset value, end of
period                            $22.92            $21.66            $18.63          $15.89          $17.00            $22.16
-------------------------------   ------            ------            ------          ------          ------            ------
Total return (%)&                   5.82++           16.26^            17.24           (6.53)         (18.30)             9.62
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                              SIX MONTHS                                      YEARS ENDED 10/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS C (CONTINUED)              4/30/05              2004              2003            2002            2001              2000
                             (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                          2.31+             2.27              2.40            2.37            2.34              2.30
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                (0.62)+           (0.45)            (0.56)          (0.78)          (0.82)            (0.47)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    18                41                52              52              72                84
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                    $34,448           $32,785           $33,253         $31,594         $40,789           $56,755
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss               $(0.07)*          $(0.09)*             $--             $--             $--               $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                          2.31+*            2.27*               --              --              --                --
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                (0.62)+*          (0.45)*              --              --              --                --
------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                              SIX MONTHS                                      YEARS ENDED 10/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS I                          4/30/05              2004              2003            2002            2001              2000
                             (UNAUDITED)

Net asset value, beginning
of period                         $23.23            $19.78            $16.70          $17.69          $23.04            $22.63
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

  Net investment income(S)         $0.05             $0.12             $0.09           $0.04           $0.02             $0.10
------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investments and
  foreign currency                  1.43              3.33              2.99           (1.03)          (3.83)             2.28
-------------------------------   ------            ------            ------          ------          ------            ------
Total from investment
operations                         $1.48             $3.45             $3.08          $(0.99)         $(3.81)            $2.38
-------------------------------   ------            ------            ------          ------          ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment
  income                          $(0.05)              $--               $--             $--             $--               $--
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions               --                --                --              --           (1.54)            (1.97)
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                --                --                --              --           (0.00)+++            --
-------------------------------   ------            ------            ------          ------          ------            ------
Total distributions
declared to shareholders          $(0.05)              $--               $--             $--          $(1.54)           $(1.97)
-------------------------------   ------            ------            ------          ------          ------            ------
Redemption fees added to
paid-in capital#                   $0.00+++          $0.00+++            $--             $--             $--               $--
-------------------------------   ------            ------            ------          ------          ------            ------
Net asset value, end of
period                            $24.66            $23.23            $19.78          $16.70          $17.69            $23.04
-------------------------------   ------            ------            ------          ------          ------            ------
Total return (%)&                   6.37++           17.44^            18.44           (5.60)         (17.54)            10.73
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                              SIX MONTHS                                      YEARS ENDED 10/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS I (CONTINUED)              4/30/05              2004              2003            2002            2001              2000
                             (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                          1.31+             1.26              1.40            1.37            1.34              1.30
------------------------------------------------------------------------------------------------------------------------------
Net investment income               0.38+             0.53              0.54            0.23            0.10              0.41
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    18                41                52              52              72                84
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                    $38,918           $37,781           $22,467          $2,325          $2,274            $2,312
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income              $0.05*            $0.12*              $--             $--             $--               $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                          1.31+*            1.26*               --              --              --                --
------------------------------------------------------------------------------------------------------------------------------
Net investment income               0.38+*            0.53*               --              --              --                --
------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                              SIX MONTHS                                      YEARS ENDED 10/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS J                          4/30/05              2004              2003            2002            2001              2000
                             (UNAUDITED)

Net asset value, beginning
of period                         $21.80            $18.74            $15.97          $17.08          $22.36            $22.21
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)          $(0.07)           $(0.08)           $(0.09)         $(0.13)         $(0.15)           $(0.06)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investments and
  foreign currency                  1.35              3.14              2.86           (0.98)          (3.71)             2.19
-------------------------------   ------            ------            ------          ------          ------            ------
Total from investment
operations                         $1.28             $3.06             $2.77          $(1.11)         $(3.86)            $2.13
-------------------------------   ------            ------            ------          ------          ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions              $--               $--               $--             $--          $(1.42)           $(1.98)
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                --                --                --              --           (0.00)+++            --
-------------------------------   ------            ------            ------          ------          ------            ------
Total distributions
declared to shareholders             $--               $--               $--             $--          $(1.42)           $(1.98)
-------------------------------   ------            ------            ------          ------          ------            ------
Redemption fees added to
paid-in capital#                   $0.00+++          $0.00+++            $--             $--             $--               $--
-------------------------------   ------            ------            ------          ------          ------            ------
Net asset value, end of
period                            $23.08            $21.80            $18.74          $15.97          $17.08            $22.36
-------------------------------   ------            ------            ------          ------          ------            ------
Total return (%)(+)&                5.87++           16.33^            17.35           (6.50)         (18.29)             9.55
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                              SIX MONTHS                                      YEARS ENDED 10/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS J (CONTINUED)              4/30/05              2004              2003            2002            2001              2000
                             (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                          2.26+             2.22              2.34            2.32            2.29              2.25
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                (0.57)+           (0.39)            (0.53)          (0.73)          (0.78)            (0.27)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    18                41                52              52              72                84
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                    $21,348           $23,188           $24,701         $17,215         $15,446           $20,540
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss               $(0.07)*          $(0.08)*             $--             $--             $--               $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                          2.26+*            2.22*               --              --              --                --
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                (0.57)+*          (0.39)*              --              --              --                --
------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS
                                                            ENDED            YEAR ENDED           PERIOD ENDED
CLASS R (FORMERLY CLASS R1)                               4/30/05              10/31/04               10/31/03**
                                                      (UNAUDITED)

Net asset value, beginning of period                       $22.80                $19.51                 $16.57
--------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                          $(0.01)                $0.01                 $(0.05)
--------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           1.41                  3.28                   2.99
--------------------------------------------------------   ------                ------                 ------
Total from investment operations                            $1.40                 $3.29                  $2.94
--------------------------------------------------------   ------                ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.01)                  $--                    $--
--------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $0.00+++              $0.00+++                 $--
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $24.19                $22.80                 $19.51
--------------------------------------------------------   ------                ------                 ------
Total return (%)&                                            6.12++               16.86^                 17.74++
--------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.83+                 1.76                   1.83+
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                (0.07)+                0.06                  (0.29)+
--------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             18                    41                     52
--------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $11,125                $5,994                 $1,265
--------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                               $(0.01)*               $0.01*                   $--
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.83+*                1.76*                    --
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                (0.07)+*               0.06*                    --
--------------------------------------------------------------------------------------------------------------
  *  The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 **  For the period from the inception of Class R shares, December 31, 2002, through October 31, 2003.
  +  Annualized.
 ++  Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                               PERIOD ENDED
CLASS R1                                                            4/30/05**
                                                                (UNAUDITED)

Net asset value, beginning of period                                 $23.89
---------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                             $(0.00)+++
---------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                    (0.55)^
-------------------------------------------------------------------  ------
Total from investment operations                                     $(0.55)
-------------------------------------------------------------------  ------
Net asset value, end of period                                       $23.34
-------------------------------------------------------------------  ------
Total return(%)&                                                      (2.30)++
---------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                             2.88+
---------------------------------------------------------------------------
Net investment loss                                                   (0.00)+(+)
---------------------------------------------------------------------------
Portfolio turnover                                                       18
---------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $49
---------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                  $(0.00)*
---------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                             2.88+*
---------------------------------------------------------------------------
Net investment loss                                                   (0.00)+*
---------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** For the period from the inception of Class R1 shares, April 1, 2005 through April 30, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
(+) Per share ratio was less than 0.01%.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/ loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                           PERIOD ENDED
CLASS R2                                                        4/30/05**
                                                             (UNAUDITED)

Net asset value, beginning of period                             $23.89
-----------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                        $0.01
--------------------------------------------------------------  -------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                (0.55)^
--------------------------------------------------------------  -------
Total from investment operations                                 $(0.54)
--------------------------------------------------------------  -------
Net asset value, end of period                                   $23.35
--------------------------------------------------------------  -------
Total return (%)&                                                 (2.26)++
-----------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                         2.58+
-----------------------------------------------------------------------
Net investment income                                              0.30+
-----------------------------------------------------------------------
Portfolio turnover                                                   18
-----------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $49
-----------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                             $0.01*
-----------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                         2.58+*
-----------------------------------------------------------------------
Net investment income                                              0.30+*
-----------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** For the period from the inception of Class R2 shares, April 1, 2005 through April 30, 2005.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    SIX MONTHS
                                                                         ENDED             YEAR ENDED
CLASS R3 (FORMERLY CLASS R2)                                           4/30/05               10/31/04
                                                                    (UNAUDITED)

Net asset value, beginning of period                                    $22.76                 $19.51
-----------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                $(0.03)                $(0.03)
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                        1.38                   3.28
--------------------------------------------------------------------    ------                 ------
Total from investment operations                                         $1.35                  $3.25
--------------------------------------------------------------------    ------                 ------
Redemption fees added to paid-in capital#                                $0.00+++               $0.00+++
--------------------------------------------------------------------    ------                 ------
Net asset value, end of period                                          $24.11                 $22.76
--------------------------------------------------------------------    ------                 ------
Total return (%)&                                                         5.93++                16.66^
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                2.11+                  2.00
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.22)+                (0.15)
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                          18                     41
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $1,929                   $530
-----------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.03)*               $(0.03)*
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                2.11+*                 2.00*
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.22)+*               (0.15)*
-----------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from
    fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                           PERIOD ENDED
CLASS R4                                                        4/30/05**
                                                             (UNAUDITED)

Net asset value, beginning of period                             $24.90
-----------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                        $0.02
-----------------------------------------------------------  ----------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                (0.58)^
-----------------------------------------------------------  ----------
Total from investment operations                                 $(0.56)
-----------------------------------------------------------  ----------
Net asset value, end of period                                   $24.34
-----------------------------------------------------------  ----------
Total return (%)&                                                 (2.25)++
-----------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                         2.07+
-----------------------------------------------------------------------
Net investment income                                              0.80+
-----------------------------------------------------------------------
Portfolio turnover                                                   18
-----------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $49
-----------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                             $0.02*
-----------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                         2.07+*
-----------------------------------------------------------------------
Net investment income                                              0.80+*
-----------------------------------------------------------------------
 * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
** For the period from the inception of Class R4 shares, April 1, 2005 through April 30, 2005.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
 & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                           PERIOD ENDED
CLASS R5                                                        4/30/05**
                                                             (UNAUDITED)

Net asset value, beginning of period                             $24.90
-----------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                        $0.02
-----------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                (0.57)^
-----------------------------------------------------------  ----------
Total from investment operations                                 $(0.55)
-----------------------------------------------------------  ----------
Net asset value, end of period                                   $24.35
-----------------------------------------------------------  ----------
Total return (%)&                                                 (2.21)++
-----------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                         1.77+
-----------------------------------------------------------------------
Net investment income                                              1.10+
-----------------------------------------------------------------------
Portfolio turnover                                                   18
-----------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $49
-----------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                             $0.02*
-----------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                         1.77+*
-----------------------------------------------------------------------
Net investment income                                              1.10+*
-----------------------------------------------------------------------
 * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
** For the period from the inception of Class R5 shares, April 1, 2005 through April 30, 2005.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 ^ The per share amount is not in accordance with the net realized and unrealized gain/ loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
 & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - J.P. Morgan Chase and Co. ("Chase"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended April 30, 2005, the fund's custodian fees were reduced by $12,344 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended April 30, 2005, the fund's miscellaneous expenses were reduced by $4,974 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions and wash sales.

The fund paid no distributions for the years ended October 31, 2004 and October 31, 2003.

As of October 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                      $84,104
          ----------------------------------------------------------
          Capital loss carryforward                      (47,774,729)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)         145,102,671
          ----------------------------------------------------------
          Other temporary differences                        (90,608)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2010, ($29,468,686) and October 31, 2011, ($18,306,043).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

          First $1 billion of average net assets               0.90%
          ----------------------------------------------------------
          Next $1 billion of average net assets                0.75%
          ----------------------------------------------------------
          Average net assets in excess of $2 billion           0.65%
          ----------------------------------------------------------

Management fees incurred for the six months ended April 30, 2005 were an effective rate of 0.90% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees" compensation is $1,903 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $2,428 for retired Independent Trustees for the six months ended April 30, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $50,585, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                  BEGINNING OF
                                                 PERIOD THROUGH
EFFECTIVE DATE                                       2/28/05        3/01/05

First $2 billion                                    0.01120%        0.01626%
------------------------------------------------------------------------------
Next $2.5 billion                                   0.00832%        0.01206%
------------------------------------------------------------------------------
Next $2.5 billion                                   0.00032%        0.00056%
------------------------------------------------------------------------------
In excess of $7 billion                             0.00000%        0.00000%
------------------------------------------------------------------------------

For the six months ended April 30, 2005, the fund paid MFS $30,762, equivalent to 0.00915% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, the fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, the fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $31,247 for the six months ended April 30, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class J, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2), and Class R4 shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                     CLASS A       CLASS B       CLASS C        CLASS J        CLASS R

Distribution Fee                                       0.10%         0.75%         0.75%          0.70%          0.25%
------------------------------------------------------------------------------------------------------------------------
Service Fee                                            0.25%         0.25%         0.25%          0.25%          0.25%
------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                                0.35%         1.00%         1.00%          0.95%          0.50%
------------------------------------------------------------------------------------------------------------------------

                                                    CLASS R1      CLASS R2      CLASS R3       CLASS R4

Distribution Fee                                       0.50%         0.25%         0.25%             --
------------------------------------------------------------------------------------------------------------------------
Service Fee                                            0.25%         0.25%         0.25%          0.25%
------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                                0.75%         0.50%         0.50%          0.25%
------------------------------------------------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended April 30, 2005 amounted to:

                                                     CLASS A       CLASS B       CLASS C        CLASS J        CLASS R

Service Fee Retained by MFD                          $14,066          $932          $456            $--             $9
------------------------------------------------------------------------------------------------------------------------

                                                    CLASS R1      CLASS R2      CLASS R3       CLASS R4

Service Fee Retained by MFD                              $--           $--            $8            $--
------------------------------------------------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the six months ended April 30,2005 were as follows:

                                                     CLASS A       CLASS B       CLASS C        CLASS J        CLASS R

Effective Annual Percentage Rates                      0.25%         1.00%         1.00%          0.95%          0.50%
------------------------------------------------------------------------------------------------------------------------

                                                    CLASS R1      CLASS R2      CLASS R3       CLASS R4

Effective Annual Percentage Rates                      0.75%         0.50%         0.50%          0.25%
------------------------------------------------------------------------------------------------------------------------

Class J shares are available for distribution through The Mizuho Bank Ltd. ("Mizuho Bank") and Citicorp Securities (Japan) Ltd. ("Citicorp") and their network of financial intermediaries. Mizuho Bank also serves as the fund's agent securities company in Japan, and in that capacity represents the fund before Japanese regulatory authorities. MFD will pay to Mizuho Bank and Citicorp service fees and distribution fees attributable to Class J shares. Out of the distribution fee, MFD will pay Mizuho Bank and Citicorp 0.55% per annum of average daily net assets attributable to Class J shares. A portion of the distribution fee equal to 0.05% per annum of the fund's average daily net assets attributable to Class J shares is paid to the Mizuho Bank to cover its services as the fund's agent securities company. MFD retains the remaining 0.10%.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended April 30, 2005 were as follows:

                                         CLASS A        CLASS B        CLASS C

Contingent Deferred Sales
Charges Imposed                          $15,453        $76,413         $1,675
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the beginning of the period through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the six months ended April 30, 2005, the fund paid MFSC a fee of $342,202 for shareholder services which equated to 0.1018% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $265,360, and other costs paid by the fund directly to unaffiliated vendors for the six months ended April 30, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $121,108,579 and $148,347,901, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $579,453,200
          ----------------------------------------------------------
          Gross unrealized appreciation                 $158,605,352
          ----------------------------------------------------------
          Gross unrealized depreciation                  (11,600,191)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $147,005,161
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           Six months ended 4/30/05           Year ended 10/31/04
                                           SHARES          AMOUNT           SHARES           AMOUNT

CLASS A SHARES

Shares sold                                2,439,435      $60,240,970       4,139,449       $89,657,979
-------------------------------------------------------------------------------------------------------
Shares reacquired                         (2,488,297)     (61,626,795)     (5,736,004)     (124,915,880)
-------------------------------------------------------------------------------------------------------
Net change                                   (48,862)     $(1,385,825)     (1,596,555)     $(35,257,901)
-------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                  767,610      $18,235,707       1,341,767       $28,143,014
-------------------------------------------------------------------------------------------------------
Shares reacquired                         (1,581,669)     (37,505,537)     (2,967,214)      (62,160,971)
-------------------------------------------------------------------------------------------------------
Net change                                  (814,059)    $(19,269,830)     (1,625,447)     $(34,017,957)
-------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                  186,851       $4,355,057         301,622        $6,199,357
-------------------------------------------------------------------------------------------------------
Shares reacquired                           (197,649)      (4,603,381)       (573,068)      (11,862,760)
-------------------------------------------------------------------------------------------------------
Net change                                   (10,798)       $(248,324)       (271,446)      $(5,663,403)
-------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                  315,448       $7,883,545       1,092,942       $24,118,678
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  3,322           82,567              --                --
-------------------------------------------------------------------------------------------------------
Shares reacquired                           (366,892)      (9,223,760)       (602,499)      (13,246,375)
-------------------------------------------------------------------------------------------------------
Net change                                   (48,122)     $(1,257,648)        490,443       $10,872,303
-------------------------------------------------------------------------------------------------------

CLASS J SHARES

Shares sold                                  144,055       $3,396,267         760,073       $15,303,178
-------------------------------------------------------------------------------------------------------
Shares reacquired                           (282,595)      (6,591,100)     (1,014,626)      (20,746,006)
-------------------------------------------------------------------------------------------------------
Net change                                  (138,540)     $(3,194,833)       (254,553)      $(5,442,828)
-------------------------------------------------------------------------------------------------------

CLASS R SHARES (FORMERLY R1)

Shares sold                                  272,157       $6,641,720         262,806        $5,760,985
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     67            1,632              --                --
-------------------------------------------------------------------------------------------------------
Shares reacquired                            (75,153)      (1,843,662)        (64,810)       (1,420,895)
-------------------------------------------------------------------------------------------------------
Net change                                   197,071       $4,799,690         197,996        $4,340,090
-------------------------------------------------------------------------------------------------------

                                            Period ended 4/30/05*
                                           SHARES          AMOUNT

CLASS R1 SHARES

Shares sold                                    2,093          $50,000
---------------------------------------------------------------------

CLASS R2 SHARES

Shares sold                                    2,093          $50,000
---------------------------------------------------------------------

                                           Six months ended 4/30/05          Period ended 10/31/04
                                           SHARES          AMOUNT           SHARES           AMOUNT

CLASS R3 SHARES (FORMERLY R2)

Shares sold                                   66,691       $1,649,683          25,850          $569,113
-------------------------------------------------------------------------------------------------------
Shares reacquired                             (9,985)        (247,613)         (2,799)          (62,350)
-------------------------------------------------------------------------------------------------------
Net change                                    56,706       $1,402,070          23,051          $506,763
-------------------------------------------------------------------------------------------------------

                                            Period ended 4/30/05*
                                           SHARES          AMOUNT

CLASS R4 SHARES

Shares sold                                    2,008          $50,000
---------------------------------------------------------------------

CLASS R5 SHARES

Shares sold                                    2,008          $50,000
---------------------------------------------------------------------
* For the period from the inception of Class R1, Class R2, Class R4, and Class R5 shares, April 1, 2005 through April 30, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended April 30, 2005, was $2,692, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended April 30, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by (i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 4/30/05
------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Global Equity Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                  NUMBER OF DOLLARS
                                        --------------------------------------
NOMINEE                                    AFFIRMATIVE      WITHHOLD AUTHORITY

Lawrence H. Cohn                        $1,748,896,208.81    $35,686,247.32
--------------------------------------------------------------------------------
David H. Gunning                         1,750,769,743.82     33,812,712.31
--------------------------------------------------------------------------------
William R. Gutow                         1,749,563,078.04     35,019,378.09
--------------------------------------------------------------------------------
Michael Hegarty                          1,750,335,763.25     34,246,692.88
--------------------------------------------------------------------------------
J. Atwood Ives                           1,748,821,008.25     35,761,447.88
--------------------------------------------------------------------------------
Amy B. Lane                              1,749,728,979.04     34,853,477.09
--------------------------------------------------------------------------------
Robert J. Manning                        1,749,977,068.22     34,605,387.91
--------------------------------------------------------------------------------
Lawrence T. Perera                       1,748,461,104.67     36,121,351.46
--------------------------------------------------------------------------------
Robert C. Pozen                          1,750,085,858.94     34,496,597.19
--------------------------------------------------------------------------------
J. Dale Sherratt                         1,749,547,077.73     35,035,378.40
--------------------------------------------------------------------------------
Laurie J. Thomsen                        1,749,676,015.64     34,906,440.49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             LGE-SEM-06/05 62M

MFS(R) UTILITIES FUND                                                   4/30/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                          M F S(SM)
                                                          INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                              1
                        --------------------------------------------------
                        PORTFOLIO COMPOSITION                            2
                        --------------------------------------------------
                        MANAGEMENT REVIEW                                3
                        --------------------------------------------------
                        PERFORMANCE SUMMARY                              6
                        --------------------------------------------------
                        EXPENSE TABLE                                   11
                        --------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                        13
                        --------------------------------------------------
                        FINANCIAL STATEMENTS                            18
                        --------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                   38
                        --------------------------------------------------
                        RESULTS OF SHAREHOLDER MEETING                  53
                        --------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION           54
                        --------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                  54
                        --------------------------------------------------
                        CONTACT INFORMATION                     BACK COVER
                        --------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              ------------------------------------------------
              Stocks                                     88.1%
              Bonds                                       7.0%
              Convertibles                                2.8%
              Cash & Other Net Assets                     2.1%

              TOP TEN HOLDINGS

              Exelon Corp.                                3.4%
              ------------------------------------------------
              Sprint Corp.                                3.4%
              ------------------------------------------------
              PPL Corp.                                   3.2%
              ------------------------------------------------
              Vodafone Group PLC                          2.7%
              ------------------------------------------------
              AES Corp.                                   2.6%
              ------------------------------------------------
              TXU Corp.                                   2.5%
              ------------------------------------------------
              Entergy Corp.                               2.4%
              ------------------------------------------------
              NRG Energy, Inc.                            2.2%
              ------------------------------------------------
              Sempra Energy                               2.2%
              ------------------------------------------------
              PG&E Corp.                                  2.1%
              ------------------------------------------------

              TOP 5 EQUITY INDUSTRIES

              Electric Power                             34.2%
              ------------------------------------------------
              Telephone Services                         16.3%
              ------------------------------------------------
              Broadcast & Cable TV                       11.8%
              ------------------------------------------------
              Natural Gas Distribution                    7.4%
              ------------------------------------------------
              Wireless Communications                     4.0%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              70.4%
              ------------------------------------------------
              Great Britain                               5.1%
              ------------------------------------------------
              Germany                                     4.0%
              ------------------------------------------------
              Spain                                       3.7%
              ------------------------------------------------
              Mexico                                      3.5%
              ------------------------------------------------
              France                                      2.8%
              ------------------------------------------------
              Canada                                      2.7%
              ------------------------------------------------
              Chile                                       1.9%
              ------------------------------------------------
              Italy                                       1.6%
              ------------------------------------------------
              Other Countries                             4.3%
              ------------------------------------------------

* For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 4/30/05.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------
MANAGEMENT REVIEW
------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended April 30, 2005, Class A shares of the MFS Utilities Fund provided a total return of 10.98%, at net asset value. In comparison, the fund's benchmark, the S&P 500 Utilities Index, returned 16.29%. The fund's investment objective is to seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities). The fund invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the six months ended April 30, 2005. Investors endured another rise in oil prices, a volatile U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. Over the course of the period, investors seemed to conclude that the global economic recovery, although modest, was still intact. However, in March and April, high oil prices and concerns about the credit quality of some major U.S. corporations chipped away at investor confidence. As a result, major U.S. stock indices finished the period lower.

The U.S. fixed income market experienced a flattening of the yield curve during the six-month period. (A yield curve for bonds shows the relationship between yield and time to maturity; in a majority of market environments, longer-maturity bonds offer higher yields.) The U.S. Federal Reserve Board raised its target federal funds rate four times, continuing its steady drumbeat of quarter-point rate hikes that had begun on June 30, 2004. But while the Fed seemed committed to a course of gradually raising short-term rates, several factors caused long-term rates to stagnate or retreat.

Job growth, which had shot up in the spring of 2004, ebbed and flowed during the period; uncertainty about the employment situation helped to push down yields on longer-dated bonds. Another factor that held long-term rates down was overseas demand for U.S. Treasuries, especially from foreign central banks. However, moderate GDP growth and inflation concerns kept shorter-term interest rates moving up. For the period as a whole, the net effect was a substantial flattening of the yield curve as short-term rates rose significantly while long-term rates were generally flat to down.

In addition, performance in the corporate bond market slowed dramatically in the final months of the period as investors anticipated that General Motors, one of the largest issuers of corporate high-grade bonds, would see its debt downgraded to junk status.

DETRACTORS FROM PERFORMANCE

Our positions in the broadcast and cable television industry hurt relative performance. Among the fund's top detractors were Mexican television broadcaster TV Azteca, radio and television company Viacom, and media conglomerate News Corp. Our holdings in both the telephone services and wireless communications industry also hurt relative results. Among the former, Sprint was a top detractor. In wireless communications, Vodafone Group held back relative results.

A few electric power companies were among the top detractors for the period, although the group as a whole was the fund's best performing industry. Our underweighted positions in TXU and Exelon hurt results as we failed to fully participate in the run-up of both stocks. Our avoidance of strong-performing index constituents Public Service Enterprise Group and Duke Energy, also hurt relative results.

The fund's cash position also held back relative returns. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to provide liquidity. In a period when the S&P 500 Utilities Index rose sharply, holding any cash hurt relative performance. The index does not have a cash position.

CONTRIBUTORS TO PERFORMANCE

Strong stock selection in the natural gas distribution industry contributed to the fund's relative returns for the period. Avoiding KeySpan and Dynegy* (both index constituents that lagged the benchmark) aided results in this industry. Stock selection in the electric power industry also contributed to relative results. Our avoidance of index constituents Southern Co., Consolidated Edison, Progress Energy, Xcel Energy, and American Electric Power helped relative results as all of these firms underperformed the broad benchmark. Similarly, our underweighted position in First Energy*, helped relative results.

Elsewhere our position in Cablevision Systems* (not an index constituent security) aided relative results. Cablevision's stock experienced a dramatic run-up in price over the period.

During the reporting period, shifts in currency valuations were a contributor to performance relative to the benchmark. The base currency of the fund is the U.S. dollar and the performance of the fund and its benchmark is presented in terms of this currency. Nevertheless, specific holdings of the fund and benchmark may be denominated in different currencies and, therefore, present the possibility of currency depreciation or appreciation. Because the exposures of the fund and the benchmark to foreign currency movements may differ, from time to time, these movements may have a material impact on relative performance.

    Respectfully,

/s/ Maura A. Shaughnessy

    Maura A. Shaughnessy
    Portfolio Manager

*Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                      Class
  Share class    inception date    6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A             2/14/92       10.98%   26.76%   14.25%    0.83%    12.71%
------------------------------------------------------------------------------
       B             9/07/93       10.50%   25.66%   13.39%    0.07%    11.87%
------------------------------------------------------------------------------
       C             1/03/94       10.49%   25.77%   13.38%    0.07%    11.86%
------------------------------------------------------------------------------
       I             1/02/97       11.09%   27.01%   14.55%    1.08%    12.96%
------------------------------------------------------------------------------
       R*           12/31/02       10.85%   26.48%   13.99%    0.69%    12.64%
------------------------------------------------------------------------------
      R1             4/01/05       10.48%   25.64%   13.39%    0.06%    11.87%
------------------------------------------------------------------------------
      R2             4/01/05       10.51%   25.67%   13.40%    0.07%    11.87%
------------------------------------------------------------------------------
      R3*           10/31/03       10.72%   26.02%   13.55%    0.15%    11.92%
------------------------------------------------------------------------------
      R4             4/01/05       10.97%   26.74%   14.24%    0.82%    12.71%
------------------------------------------------------------------------------
      R5             4/01/05       10.99%   26.77%   14.25%    0.83%    12.71%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks             6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
Average utility fund+              11.29%   25.83%    8.33%    0.23%     9.49%
------------------------------------------------------------------------------
Standard & Poor's 500 Utilities
Index#                             16.29%   33.40%    5.59%    2.43%     8.15%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

Share class
------------------------------------------------------------------------------
       A                            5.71%   20.74%   12.41%   -0.15%    12.17%
------------------------------------------------------------------------------
       B                            6.50%   21.66%   12.61%   -0.27%    11.87%
------------------------------------------------------------------------------
       C                            9.49%   24.77%   13.38%    0.07%    11.86%
------------------------------------------------------------------------------
Class I, R, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                           10.98%   26.76%   49.11%    4.20%   230.94%
------------------------------------------------------------------------------
       B                           10.50%   25.66%   45.81%    0.33%   207.07%
------------------------------------------------------------------------------
       C                           10.49%   25.77%   45.75%    0.33%   206.67%
------------------------------------------------------------------------------
       I                           11.09%   27.01%   50.32%    5.52%   238.27%
------------------------------------------------------------------------------
       R*                          10.85%   26.48%   48.10%    3.50%   228.69%
------------------------------------------------------------------------------
      R1                           10.48%   25.64%   45.78%    0.31%   207.02%
------------------------------------------------------------------------------
      R2                           10.51%   25.67%   45.82%    0.34%   207.09%
------------------------------------------------------------------------------
      R3*                          10.72%   26.02%   46.40%    0.73%   208.31%
------------------------------------------------------------------------------
      R4                           10.97%   26.74%   49.10%    4.19%   230.90%
------------------------------------------------------------------------------
      R5                           10.99%   26.77%   49.13%    4.22%   230.98%
------------------------------------------------------------------------------
* Effective April 1, 2005, Class R1 shares have been renamed "Class R shares," and Class R2 shares have been renamed "Class R3 shares."
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

Periods less than one year are actual, not annualized.

INDEX DEFINITIONS

S&P 500 Utilities Index - is a capitalization weighted index designed to measure the utilities sector, including those companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for I, R, R4, and R5 shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R1, R2, and R3 shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio focuses on companies in a limited number of sectors or industries making it more susceptible to adverse economic, political, or regulatory developments affecting those sectors or industries than a portfolio that invests more broadly.

The value of utility company securities may decline because governmental regulation controlling the utilities industry can change. This regulation may prevent or delay the utility company from passing along cost increases to its customers. Furthermore, regulatory authorities may not grant future rate increases. Any increases granted may not be adequate to permit the payment of dividends on common stocks. Deregulation in some markets has resulted in increased costs and competition for utility companies and greater volatility in those companies' securities prices.

Because the portfolio may invest a higher percentage of its assets in a small number of issuers, the portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

The portfolio is subject to market risk, which is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities react to the economic condition of the company that issued the security. The portfolio's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

When interest rates rise, the prices of fixed income securities in the portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the portfolio will generally rise.

Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the portfolio's fixed income investments will affect the volatility of the portfolio's share price.

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

The portfolio may invest in high yield or lower-rated securities (non-rated, below "BBB"), which may provide greater returns but are subject to greater-than-average risk.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a portfolio with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred vehicle (such as an IRA account). Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM NOVEMBER 1, 2004, THROUGH APRIL 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 through April 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class
-------------------------------------------------------------------------------
                                                                     Expenses
                                      Beginning       Ending       Paid During
                       Annualized      Account        Account        Period**
                        Expense        Value           Value         11/01/04
                         Ratio        11/01/04        4/30/05        -4/30/05
-------------------------------------------------------------------------------
           Actual         1.13%        $1,000         $1,110          $5.91
    A      --------------------------------------------------------------------
           Hypothetical*  1.13%        $1,000         $1,019          $5.66
-------------------------------------------------------------------------------
           Actual         1.89%        $1,000         $1,105          $9.86
    B      --------------------------------------------------------------------
           Hypothetical*  1.89%        $1,000         $1,015          $9.44
-------------------------------------------------------------------------------
           Actual         1.89%        $1,000         $1,105          $9.86
    C      --------------------------------------------------------------------
           Hypothetical*  1.89%        $1,000         $1,015          $9.44
-------------------------------------------------------------------------------
           Actual         0.88%        $1,000         $1,111          $4.61
    I      --------------------------------------------------------------------
           Hypothetical*  0.88%        $1,000         $1,020          $4.41
-------------------------------------------------------------------------------
    R      Actual         1.39%        $1,000         $1,109          $7.27
(formerly  --------------------------------------------------------------------
   R1)     Hypothetical*  1.39%        $1,000         $1,018          $6.95
-------------------------------------------------------------------------------
           Actual         1.92%        $1,000         $1,105         $10.02
    R1     --------------------------------------------------------------------
           Hypothetical*  1.92%        $1,000         $1,015          $9.59
-------------------------------------------------------------------------------
           Actual         1.62%        $1,000         $1,105          $8.46
    R2     --------------------------------------------------------------------
           Hypothetical*  1.62%        $1,000         $1,017          $8.10
-------------------------------------------------------------------------------
    R3     Actual         1.59%        $1,000         $1,107          $8.31
(formerly  --------------------------------------------------------------------
   R2)     Hypothetical*  1.59%        $1,000         $1,017          $7.95
-------------------------------------------------------------------------------
           Actual         1.12%        $1,000         $1,110          $5.86
    R4     --------------------------------------------------------------------
           Hypothetical*  1.12%        $1,000         $1,019          $5.61
-------------------------------------------------------------------------------
           Actual         0.82%        $1,000         $1,110          $4.29
    R5     --------------------------------------------------------------------
           Hypothetical*  0.82%        $1,000         $1,021          $4.11
-------------------------------------------------------------------------------
  * 5% class return per year before expenses.
 ** Expenses paid is equal to each class' annualized expense ratio, ashown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 88.1%
----------------------------------------------------------------------------------------------
ISSUER                                                               SHARES            $ VALUE
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 11.8%
----------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                         809,640     $   10,177,175
----------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                         683,000         21,671,590
----------------------------------------------------------------------------------------------
Dex Media, Inc.                                                     309,020          6,767,538
----------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                            360,900         20,275,362
----------------------------------------------------------------------------------------------
News Corp., "A"                                                   1,439,100         21,989,448
----------------------------------------------------------------------------------------------
NTL, Inc.*                                                          198,800         12,719,221
----------------------------------------------------------------------------------------------
R.H. Donnelley Corp.^*                                              232,200         13,223,790
----------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                               254,000          3,307,080
----------------------------------------------------------------------------------------------
Radio One, Inc., "D"*                                               508,700          6,648,709
----------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                1,353,000         22,743,930
----------------------------------------------------------------------------------------------
TV Azteca S.A. de C.V., ADR^                                      1,759,200         14,056,008
----------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                   532,500         18,435,150
----------------------------------------------------------------------------------------------
Walt Disney Co.                                                     290,400          7,666,560
----------------------------------------------------------------------------------------------
                                                                                $  179,681,561
----------------------------------------------------------------------------------------------
Conglomerates - 1.7%
----------------------------------------------------------------------------------------------
E.ON AG^*                                                           317,300     $   26,740,506
----------------------------------------------------------------------------------------------

Energy - Independent - 2.4%
----------------------------------------------------------------------------------------------
NRG Energy, Inc.##*                                               1,090,000     $   33,899,000
----------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                88,300          2,659,436
----------------------------------------------------------------------------------------------
                                                                                $   36,558,436
----------------------------------------------------------------------------------------------
Energy - Integrated - 0.7%
----------------------------------------------------------------------------------------------
TOTAL S.A.                                                           49,800     $   11,052,969
----------------------------------------------------------------------------------------------

Natural Gas - Distribution - 7.4%
----------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                 564,725     $   19,539,485
----------------------------------------------------------------------------------------------
Equitable Resources, Inc.^                                           90,600          5,222,184
----------------------------------------------------------------------------------------------
MDU Resources Group, Inc.^                                          428,550         11,583,707
----------------------------------------------------------------------------------------------
Northwestern Corp.^                                                 837,804         23,483,646
----------------------------------------------------------------------------------------------
Questar Corp.                                                       346,900         20,258,960
----------------------------------------------------------------------------------------------
Sempra Energy^                                                      813,600         32,853,168
----------------------------------------------------------------------------------------------
                                                                                $  112,941,150
----------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 4.0%
----------------------------------------------------------------------------------------------
El Paso Corp.^                                                    1,851,500     $   18,496,485
----------------------------------------------------------------------------------------------
Enagas S.A.                                                       1,946,255         30,767,956
----------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                 705,100         12,000,802
----------------------------------------------------------------------------------------------
                                                                                $   61,265,243
----------------------------------------------------------------------------------------------
Oil Services - 4.4%
----------------------------------------------------------------------------------------------
ENSCO International, Inc.^                                          124,400     $    4,055,440
----------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                 355,200         11,934,720
----------------------------------------------------------------------------------------------
Halliburton Co.                                                     618,800         25,735,892
----------------------------------------------------------------------------------------------
Noble Corp.                                                         107,700          5,481,930
----------------------------------------------------------------------------------------------
Pride International, Inc.^*                                         434,300          9,684,890
----------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                   168,200          9,612,630
----------------------------------------------------------------------------------------------
                                                                                $   66,505,502
----------------------------------------------------------------------------------------------
Printing & Publishing - 0.8%
----------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                         331,600     $   12,395,208
----------------------------------------------------------------------------------------------

Telecommunications - Wireless - 4.0%
----------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR                                     386,300     $   19,179,795
----------------------------------------------------------------------------------------------
Vodafone Group PLC                                               15,918,546         41,571,829
----------------------------------------------------------------------------------------------
                                                                                $   60,751,624
----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.4%
----------------------------------------------------------------------------------------------
AFK Sistema, GDR##*                                                 437,300     $    6,778,150
----------------------------------------------------------------------------------------------

Telephone Services - 16.3%
----------------------------------------------------------------------------------------------
BellSouth Corp.^                                                    330,500     $    8,754,945
----------------------------------------------------------------------------------------------
CenturyTel, Inc.^                                                   319,300          9,799,317
----------------------------------------------------------------------------------------------
Citizens Communications Co.^                                      1,984,800         25,306,200
----------------------------------------------------------------------------------------------
Compania de Telecomunicaciones de Chile S.A., ADR^                  900,900          9,594,585
----------------------------------------------------------------------------------------------
Deutsche Telekom AG^*                                             1,071,257         20,016,841
----------------------------------------------------------------------------------------------
FastWeb S.p.A.^*                                                    326,029         14,608,597
----------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                             2,142,900          5,456,335
----------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                 487,400         11,211,959
----------------------------------------------------------------------------------------------
SBC Communications, Inc.^                                           427,500         10,174,500
----------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                 4,821,000          7,550,704
----------------------------------------------------------------------------------------------
Sprint Corp.                                                      2,332,200         51,914,772
----------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.^                                3,116,127         13,848,787
----------------------------------------------------------------------------------------------
Telefonica S.A.^                                                  1,497,500         25,460,808
----------------------------------------------------------------------------------------------
Telus Corp.                                                         203,740          6,259,102
----------------------------------------------------------------------------------------------
Telus Corp. (Non Voting)                                            623,240         18,607,721
----------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                        269,812          9,659,270
----------------------------------------------------------------------------------------------
                                                                                $  248,224,443
----------------------------------------------------------------------------------------------
Utilities - Electric Power - 34.2%
----------------------------------------------------------------------------------------------
AES Corp.*                                                        2,432,700     $   39,117,816
----------------------------------------------------------------------------------------------
Avista Corp.^                                                       181,100          3,040,669
----------------------------------------------------------------------------------------------
AWG PLC                                                             434,500          7,242,927
----------------------------------------------------------------------------------------------
Cinergy Corp.                                                       699,800         27,712,080
----------------------------------------------------------------------------------------------
CMS Energy Corp.*                                                   708,600          9,155,112
----------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                    370,300         19,462,968
----------------------------------------------------------------------------------------------
CPFL Energia S.A., ADR^*                                            515,260         12,082,847
----------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                            303,600         22,891,440
----------------------------------------------------------------------------------------------
DPL, Inc.^                                                          318,200          8,095,008
----------------------------------------------------------------------------------------------
DTE Energy Co.^                                                     452,600         20,796,970
----------------------------------------------------------------------------------------------
Edison International^                                               742,300         26,945,490
----------------------------------------------------------------------------------------------
Enel S.p.A.*                                                      1,029,600          9,769,742
----------------------------------------------------------------------------------------------
Enersis S.A., ADR^                                                1,406,000         12,218,140
----------------------------------------------------------------------------------------------
Entergy Corp.                                                       489,200         35,858,360
----------------------------------------------------------------------------------------------
Exelon Corp.                                                      1,055,800         52,262,100
----------------------------------------------------------------------------------------------
International Power PLC                                           4,876,500         16,997,243
----------------------------------------------------------------------------------------------
PG&E Corp.^                                                         934,700         32,452,784
----------------------------------------------------------------------------------------------
PPL Corp.                                                           890,000         48,291,400
----------------------------------------------------------------------------------------------
Reliant Energy, Inc.^*                                              877,800          8,927,226
----------------------------------------------------------------------------------------------
RWE AG^                                                             240,200         14,357,465
----------------------------------------------------------------------------------------------
SCANA Corp.^                                                        321,500         12,487,060
----------------------------------------------------------------------------------------------
Severn Trent PLC                                                    637,800         11,830,140
----------------------------------------------------------------------------------------------
Suez S.A.^                                                          683,300         18,663,289
----------------------------------------------------------------------------------------------
TXU Corp.                                                           446,300         38,288,077
----------------------------------------------------------------------------------------------
Veolia Environnement^                                               328,011         12,364,899
----------------------------------------------------------------------------------------------
                                                                                $  521,311,252
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,181,904,973)                                  $1,344,206,044
----------------------------------------------------------------------------------------------

Bonds - 6.8%
----------------------------------------------------------------------------------------------
ISSUER                                                           PAR AMOUNT            $ VALUE
----------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0%
----------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.066%, 2023##^^                     $ 4,255,790     $      541,824
----------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0%
----------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013*                      $   412,000     $      437,003
----------------------------------------------------------------------------------------------

Energy - Independent - 0.5%
----------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014*                            $ 1,135,000     $    1,188,913
----------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015##                           5,840,000          5,723,200
----------------------------------------------------------------------------------------------
                                                                                $    6,912,113
----------------------------------------------------------------------------------------------
Oils - 0.5%
----------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                        $ 6,500,000     $    6,987,500
----------------------------------------------------------------------------------------------

Telecommunications - Wireless - 1.2%
----------------------------------------------------------------------------------------------
American Towers, Inc., 7.25%, 2011                              $ 5,880,000     $    6,027,000
----------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 8%, 2012*                                  4,195,000          4,299,875
----------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                               8,985,000          8,603,138
----------------------------------------------------------------------------------------------
                                                                                $   18,930,013
----------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.6%
----------------------------------------------------------------------------------------------
AES Corp., 8.875%, 2011                                         $ 7,225,000     $    7,784,938
----------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                   10,140,000         10,799,100
----------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017*                            3,147,000          3,766,928
----------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                           4,167,000          4,437,855
----------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                4,071,000          4,594,107
----------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                        3,003,000          3,164,267
----------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                     10,155,000         10,256,550
----------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                               316,000            323,900
----------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                            7,271,000          7,634,550
----------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                          11,330,000         11,183,061
----------------------------------------------------------------------------------------------
TXU Eastern Funding Co., 6.75%, 2009*                               793,000            140,758
----------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                   6,285,000          6,159,300
----------------------------------------------------------------------------------------------
                                                                                $   70,245,314
----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $106,689,405)                                     $  104,053,767
----------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 2.8%
----------------------------------------------------------------------------------------------
ISSUER                                                               SHARES            $ VALUE
----------------------------------------------------------------------------------------------
Energy - Independent - 0.1%
----------------------------------------------------------------------------------------------
NRG Energy, Inc., 4%##                                                1,355     $    1,287,521
----------------------------------------------------------------------------------------------

Natural Gas - Distribution - 0.2%
----------------------------------------------------------------------------------------------
Southern Union Co., 5%                                               69,800     $    3,500,470
----------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 1.0%
----------------------------------------------------------------------------------------------
El Paso Corp., 4.99%##*                                              14,800     $   13,815,800
----------------------------------------------------------------------------------------------
Williams Cos., Inc., 5.5%                                            16,350          1,381,575
----------------------------------------------------------------------------------------------
                                                                                $   15,197,375
----------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.5%
----------------------------------------------------------------------------------------------
AES Trust III,                                                      135,300         $5,932,905
----------------------------------------------------------------------------------------------
PNM Resources, Inc.*                                                318,500         16,393,195
----------------------------------------------------------------------------------------------
                                                                                $   22,326,100
----------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost,
$43,219,561)                                                                    $   42,311,466
----------------------------------------------------------------------------------------------

Short-Term Obligations - 2.8%<
----------------------------------------------------------------------------------------------
ISSUER                                                           PAR AMOUNT            $ VALUE
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, due 5/02/05              $    10,000     $        9,999
----------------------------------------------------------------------------------------------
New Center Asset Trust, 2.95%, due 5/02/05                       42,982,000         42,978,478
----------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                 $   42,988,477
----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 10.7%
----------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 3.02%, dated
4/29/05, due 5/02/05, total to be received $82,419,315
(secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account), at Cost         $82,398,578     $   82,398,578
----------------------------------------------------------------------------------------------

ISSUER                                                               SHARES            $ VALUE
----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                     80,130,981     $   80,130,981
----------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized Cost                       $  162,529,559
----------------------------------------------------------------------------------------------
Total Investments(+) (Identified Cost, $1,537,331,975)                          $1,696,089,313
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (11.2)%                                          (170,718,259)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                             $1,525,371,054
----------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
 ^^ Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
 ## SEC Rule 144A restriction.
  < The rate shown represents an annualized yield at time of purchase.
(+) As of April 30, 2005 the fund had 17 securities representing $287,033,045 and 18.82% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

   ADR = American Depository Receipt.
   GDR = Global Depository Receipt.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/05

ASSETS

Investments, at value, including $157,218,734 of
securities on loan (identified cost, $1,537,331,975)         $1,696,089,313
--------------------------------------------------------------------------------------------------
Cash                                                                811,265
--------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange
contracts                                                         1,075,558
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                   5,747,596
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   2,210,395
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                 4,447,000
--------------------------------------------------------------------------------------------------
Other assets                                                          1,711
--------------------------------------------------------------------------------------------------
Total assets                                                                        $1,710,382,838
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                              $139,895
--------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts             198,590
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                18,311,584
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                3,095,387
--------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                      162,529,559
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                     48,537
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       299,346
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                       52,794
--------------------------------------------------------------------------------------------------
  Administrative fee                                                  8,012
--------------------------------------------------------------------------------------------------
  Administrative service fee                                             14
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              328,066
--------------------------------------------------------------------------------------------------
Total liabilities                                                                     $185,011,784
--------------------------------------------------------------------------------------------------
Net assets                                                                          $1,525,371,054
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $2,056,434,152
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                 159,636,401
--------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                  (697,043,760)
--------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                   6,344,261
--------------------------------------------------------------------------------------------------
Net assets                                                                          $1,525,371,054
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                              138,770,356
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                   $730,760,561
--------------------------------------------------------------------------------------------------
  Shares outstanding                                             66,382,262
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $11.01
--------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$11.01)                                               $11.56
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $590,548,497
--------------------------------------------------------------------------------------------------
  Shares outstanding                                             53,813,279
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.97
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $194,204,438
--------------------------------------------------------------------------------------------------
  Shares outstanding                                             17,679,534
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.98
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $4,136,309
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                375,166
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $11.03
--------------------------------------------------------------------------------------------------

Class R shares (formerly Class R1)

  Net assets                                                     $4,560,500
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                414,551
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $11.00
--------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                        $49,686
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  4,529
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $10.97
--------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                        $49,698
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  4,531
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $10.97
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R3 shares (formerly Class R2)

  Net assets                                                       $961,915
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 87,471
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $11.00
--------------------------------------------------------------------------------------------------

Class R4 shares

  Net assets                                                        $49,719
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  4,516
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $11.01
--------------------------------------------------------------------------------------------------

Class R5 shares

  Net assets                                                        $49,731
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  4,517
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $11.01
--------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class
B, Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 4/30/05

NET INVESTMENT INCOME

Income
--------------------------------------------------------------------------------------------------
  Dividends                                                      $16,808,554
--------------------------------------------------------------------------------------------------
  Interest                                                         4,670,999
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                            (929,392)
--------------------------------------------------------------------------------------------------
Total investment income                                                                $20,550,161
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                  $4,407,880
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                              16,547
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                      1,294,283
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                             838,022
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           3,005,255
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                             952,409
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                               8,726
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                 31
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                 20
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R3)                                820
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R4)                                 10
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R1)                                   19
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                   16
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R3)                                  410
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R4)                                    6
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R5)                                    4
--------------------------------------------------------------------------------------------------
  Administrative fee                                                  75,393
--------------------------------------------------------------------------------------------------
  Custodian fee                                                      325,662
--------------------------------------------------------------------------------------------------
  Printing                                                            63,502
--------------------------------------------------------------------------------------------------
  Postage                                                             72,465
--------------------------------------------------------------------------------------------------
  Auditing fees                                                       28,121
--------------------------------------------------------------------------------------------------
  Legal fees                                                          21,859
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                      193,464
--------------------------------------------------------------------------------------------------
Total expenses                                                                         $11,304,924
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (74,757)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (4,283)
--------------------------------------------------------------------------------------------------
Net expenses                                                                           $11,225,884
--------------------------------------------------------------------------------------------------
Net investment income                                                                   $9,324,277
--------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                       $139,271,394
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                   (7,160,795)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                 $132,110,599
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                    $(2,577,643)
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                       5,257,754
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                    $2,680,111
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                      $134,790,710
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                  $144,114,987
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                        SIX MONTHS ENDED                 YEAR ENDED
                                                                 4/30/05                   10/31/04
                                                             (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                         $9,324,277                $17,492,923
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                        132,110,599                137,466,971
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                           2,680,111                151,382,883
---------------------------------------------------------------------------------------------------
Net increase from gains realized on disposal of
investments in violation of restrictions                              --                    106,590
---------------------------------------------------------  -------------               ------------
Change in net assets from operations                        $144,114,987               $306,449,367
---------------------------------------------------------  -------------               ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
---------------------------------------------------------------------------------------------------
  Class A                                                    $(4,029,144)               $(8,504,149)
---------------------------------------------------------------------------------------------------
  Class B                                                     (1,384,334)                (4,726,808)
---------------------------------------------------------------------------------------------------
  Class C                                                       (435,801)                (1,444,683)
---------------------------------------------------------------------------------------------------
  Class I                                                        (25,255)                   (39,162)
---------------------------------------------------------------------------------------------------
  Class R                                                        (16,155)                   (15,016)
---------------------------------------------------------------------------------------------------
  Class R1                                                            (5)                        --
---------------------------------------------------------------------------------------------------
  Class R2                                                           (18)                        --
---------------------------------------------------------------------------------------------------
  Class R3                                                        (1,059)                      (520)
---------------------------------------------------------------------------------------------------
  Class R4                                                           (39)                        --
---------------------------------------------------------------------------------------------------
  Class R5                                                           (51)                        --
---------------------------------------------------------  -------------               ------------
Total distributions declared to shareholders                 $(5,891,861)              $(14,730,338)
---------------------------------------------------------  -------------               ------------
Change in net assets from fund share transactions            $41,782,152              $(103,250,580)
---------------------------------------------------------  -------------               ------------
Redemption fees                                                   $4,318                     $2,101
---------------------------------------------------------  -------------               ------------
Total change in net assets                                  $180,009,596               $188,470,550
---------------------------------------------------------  -------------               ------------

NET ASSETS

At beginning of period                                    $1,345,361,458             $1,156,890,908
---------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $6,344,261 and $2,911,845,
respectively)                                             $1,525,371,054             $1,345,361,458
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                SIX MONTHS                                     YEARS ENDED 10/31
                                     ENDED       -----------------------------------------------------------------------------
CLASS A                            4/30/05              2004              2003            2002            2001            2000
                               (UNAUDITED)

Net asset value, beginning
of period                            $9.98             $7.89             $6.13           $8.68          $13.66          $12.23
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)           $0.09             $0.16             $0.15           $0.16           $0.21           $0.55
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                1.01              2.08              1.76           (2.55)          (3.70)           2.40
----------------------------------  ------            ------            ------          ------          ------          ------
Total from investment
operations                           $1.10             $2.24             $1.91          $(2.39)         $(3.49)          $2.95
----------------------------------  ------            ------            ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income        $(0.07)           $(0.15)           $(0.15)         $(0.16)         $(0.27)         $(0.42)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                 --                --                --              --           (1.22)          (1.10)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                     $(0.07)           $(0.15)           $(0.15)         $(0.16)         $(1.49)         $(1.52)
----------------------------------  ------            ------            ------          ------          ------          ------
Redemption fees added to
paid-in capital#                     $0.00+++          $0.00+++            $--             $--             $--             $--
----------------------------------  ------            ------            ------          ------          ------          ------
Net asset value, end of
period                              $11.01             $9.98             $7.89           $6.13           $8.68          $13.66
----------------------------------  ------            ------            ------          ------          ------          ------
Total return (%)(+)&                 10.98++           28.41*^^          31.69          (27.78)         (27.72)          25.88
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 10/31
                                     ENDED       -----------------------------------------------------------------------------
CLASS A (CONTINUED)                4/30/05              2004              2003            2002            2001            2000
                               (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                            1.13+             1.15              1.19            1.11            1.03            0.98
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)           1.68+             1.83              2.11            2.10            1.95            4.11
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      50                97               144              80             110             113
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $730,761          $586,730          $464,832        $382,712        $733,848        $899,682
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                $0.09             $0.16               $--           $0.15           $0.21           $0.53
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                            1.13+             1.15                --            1.15            1.06            1.16
------------------------------------------------------------------------------------------------------------------------------
Net investment income                 1.68+             1.83                --            2.06            1.92            3.93
------------------------------------------------------------------------------------------------------------------------------
     +  Annualized.
    ++  Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     * The fund's total return calculation includes a net increase from gains realized on the disposal of investments in violation of restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gain were realized. Excluding the offset of these gains from the fund's ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately 28.40%.
    ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                               SIX MONTHS                                     YEARS ENDED 10/31
                                    ENDED       ------------------------------------------------------------------------------
CLASS B                           4/30/05              2004              2003            2002            2001             2000
                              (UNAUDITED)

Net asset value, beginning
of period                           $9.95             $7.87             $6.11           $8.65          $13.62           $12.19
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(S)(S)#

  Net investment income(S)          $0.05             $0.10             $0.10           $0.10           $0.13            $0.45
------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investments and
  foreign currency                   0.99              2.05              1.76           (2.53)          (3.69)            2.40
--------------------------------   ------            ------            ------          ------          ------           ------
Total from investment
operations                          $1.04             $2.15             $1.86          $(2.43)         $(3.56)           $2.85
--------------------------------   ------            ------            ------          ------          ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income       $(0.02)           $(0.07)           $(0.10)         $(0.11)         $(0.19)          $(0.32)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                --                --                --              --           (1.22)           (1.10)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                    $(0.02)           $(0.07)           $(0.10)         $(0.11)         $(1.41)          $(1.42)
--------------------------------   ------            ------            ------          ------          ------           ------
Redemption fees added to
paid-in capital#                    $0.00+++          $0.00+++            $--             $--             $--              $--
--------------------------------   ------            ------            ------          ------          ------           ------
Net asset value, end of
period                             $10.97             $9.95             $7.87           $6.11           $8.65           $13.62
--------------------------------   ------            ------            ------          ------          ------           ------
Total return (%)&                   10.50++           27.50*^^          30.66          (28.30)         (28.28)           25.04
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                               SIX MONTHS                                     YEARS ENDED 10/31
                                    ENDED       ------------------------------------------------------------------------------
CLASS B (CONTINUED)               4/30/05              2004              2003            2002            2001             2000
                              (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                           1.89+             1.91              1.94            1.86            1.78             1.73
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          0.92+             1.10              1.38            1.35            1.20             3.40
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                     50                97               144              80             110              113
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                    $590,548          $575,642          $531,008        $481,361        $984,740       $1,279,547
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004 the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income               $0.05             $0.10               $--           $0.10           $0.13            $0.43
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                           1.89+             1.91                --            1.90            1.81             1.91
------------------------------------------------------------------------------------------------------------------------------
Net investment income                0.92+             1.10                --            1.31            1.17             3.22
------------------------------------------------------------------------------------------------------------------------------
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       October 31, 2002, was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
     * The fund's total return calculation includes a net increase from gains realized on the disposal of investments in violation of restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the fund's ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately 27.49%.
    ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 10/31
                                     ENDED       -----------------------------------------------------------------------------
CLASS C                            4/30/05              2004              2003            2002            2001            2000
                               (UNAUDITED)

Net asset value, beginning
of period                            $9.96             $7.87             $6.11           $8.66          $13.63          $12.21
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(S)(S)#

  Net investment income(S)           $0.05             $0.10             $0.10           $0.10           $0.13           $0.44
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                0.99              2.06              1.76           (2.54)          (3.69)           2.40
---------------------------------   ------             -----             -----           -----           -----          ------
Total from investment
operations                           $1.04             $2.16             $1.86          $(2.44)         $(3.56)          $2.84
---------------------------------   ------             -----             -----           -----           -----          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income        $(0.02)           $(0.07)           $(0.10)         $(0.11)         $(0.19)         $(0.32)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                 --                --                --              --           (1.22)          (1.10)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                     $(0.02)           $(0.07)           $(0.10)         $(0.11)         $(1.41)         $(1.42)
---------------------------------   ------             -----             -----           -----           -----          ------
Redemption fees added to
paid-in capital#                     $0.00+++          $0.00+++            $--             $--             $--             $--
---------------------------------   ------             -----             -----           -----           -----          ------
Net asset value, end of
period                              $10.98             $9.96             $7.87           $6.11           $8.66          $13.63
---------------------------------   ------             -----             -----           -----           -----          ------
Total return (%)&                    10.49++           27.63*^^          30.66          (28.38)         (28.26)          24.91
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 10/31
                                     ENDED       -----------------------------------------------------------------------------
CLASS C (CONTINUED)                4/30/05              2004              2003            2002            2001            2000
                               (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                            1.89+             1.90              1.94            1.86            1.78            1.73
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)           0.92+             1.10              1.38            1.35            1.20            3.35
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      50                97               144              80             110             113
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $194,204          $177,875          $159,113        $144,861        $327,715        $433,998
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004 the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                $0.05             $0.10               $--           $0.10           $0.13           $0.42
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                            1.89+             1.90                --            1.90            1.81            1.91
------------------------------------------------------------------------------------------------------------------------------
Net investment income                 0.92+             1.10                --            1.31            1.17            3.17
------------------------------------------------------------------------------------------------------------------------------
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       October 31, 2002, was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
     * The fund's total return calculation includes a net increase from gains realized on the disposal of investments in violation of restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the fund's ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately 27.62%.
    ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 10/31
                                     ENDED       -----------------------------------------------------------------------------
CLASS I                            4/30/05              2004              2003            2002            2001            2000
                               (UNAUDITED)

Net asset value, beginning
of period                           $10.00             $7.91             $6.14           $8.69          $13.68          $12.25
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(S)(S)#

  Net investment income(S)           $0.10             $0.18             $0.17           $0.18           $0.24           $0.57
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                1.01              2.08              1.77           (2.55)          (3.71)           2.41
----------------------------------  ------            ------             -----           -----           -----          ------
Total from investment
operations                           $1.11             $2.26             $1.94          $(2.37)         $(3.47)          $2.98
----------------------------------  ------            ------             -----           -----           -----          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income        $(0.08)           $(0.17)           $(0.17)         $(0.18)         $(0.30)         $(0.45)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                 --                --                --              --           (1.22)          (1.10)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                     $(0.08)           $(0.17)           $(0.17)         $(0.18)         $(1.52)         $(1.55)
----------------------------------  ------            ------             -----           -----           -----          ------
Redemption fees added to
paid-in capital#                     $0.00+++          $0.00+++            $--             $--             $--             $--
----------------------------------  ------            ------             -----           -----           -----          ------
Net asset value, end of
period                              $11.03            $10.00             $7.91           $6.14           $8.69          $13.68
----------------------------------  ------            ------             -----           -----           -----          ------
Total return (%)&                    11.09++           28.84*^^          31.96          (27.56)         (27.58)          26.14
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 10/31
                                     ENDED       -----------------------------------------------------------------------------
CLASS I (CONTINUED)                4/30/05              2004              2003            2002            2001            2000
                               (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                            0.88+             0.90              0.94            0.86            0.78            0.73
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)           1.94+             2.07              2.36            2.33            2.19            4.38
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      50                97               144              80             110             113
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $4,136            $2,823            $1,744          $1,306          $2,604          $4,155
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004 the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                $0.10             $0.18               $--           $0.17           $0.24           $0.55
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                            0.88+             0.90                --            0.90            0.81            0.91
------------------------------------------------------------------------------------------------------------------------------
Net investment income                 1.94+             2.07                --            2.29            2.17            4.20
------------------------------------------------------------------------------------------------------------------------------
     +  Annualized.
    ++  Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       October 31, 2002, was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
     * The fund's total return calculation includes a net increase from gains realized on the disposal of investments in violation of restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the fund's ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately 28.83%.
    ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS
                                                            ENDED            YEAR ENDED           PERIOD ENDED
CLASS R (FORMERLY CLASS R1)                               4/30/05              10/31/04               10/31/03**
                                                      (UNAUDITED)

Net asset value, beginning of period                        $9.97                 $7.89                  $6.40
--------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                  $0.08                 $0.15                  $0.11
--------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
  investments and foreign currency                           1.00                  2.05                   1.47
-------------------------------------------------------    ------                 -----                  -----
Total from investment operations                            $1.08                 $2.20                  $1.58
-------------------------------------------------------    ------                 -----                  -----

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.05)               $(0.12)                $(0.09)
--------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $0.00+++              $0.00+++                 $--
-------------------------------------------------------    ------                 -----                  -----
Net asset value, end of period                             $11.00                 $9.97                  $7.89
-------------------------------------------------------    ------                 -----                  -----
Total return (%)&                                           10.85++               28.11*^^               24.78++
--------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.39+                 1.40                   1.42+
--------------------------------------------------------------------------------------------------------------
Net investment income                                        1.44+                 1.64                   1.47+
--------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             50                    97                    144
--------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $4,561                $2,169                   $189
--------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                       $0.08                 $0.15                    $--
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.39+                 1.40                     --
--------------------------------------------------------------------------------------------------------------
Net investment income                                        1.44+                 1.64                     --
--------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  * The fund's total return calculation includes a net increase from gains realized on the disposal of investments in violation of restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized.
    Excluding the offset of these gains from the fund's ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately 28.10%.
 ** For the period from the inception of Class R1 shares, December 31, 2002, through October 31,
    2003.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                              PERIOD ENDED
CLASS R1                                                           4/30/05*
                                                               (UNAUDITED)

Net asset value, beginning of period                                $11.04
--------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                           $0.01
--------------------------------------------------------------------------
  Net realized and unrealized loss on
  investments and foreign currency                                   (0.08)
------------------------------------------------------------------  ------
Total from investment operations                                    $(0.07)
------------------------------------------------------------------  ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                         $0.00+++
--------------------------------------------------------------------------
Redemption fees added to paid-in capital#                            $0.00+++
------------------------------------------------------------------  ------
Net asset value, end of period                                      $10.97
------------------------------------------------------------------  ------
Total return (%)&                                                    (0.62)++
--------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                            1.92+
--------------------------------------------------------------------------
Net investment income                                                 1.19+
--------------------------------------------------------------------------
Portfolio turnover                                                      50
--------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $50
--------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                $0.01
--------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                            1.92+
--------------------------------------------------------------------------
Net investment income                                                 1.19+
--------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, April 1, 2005 through April 30, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                              PERIOD ENDED
CLASS R2                                                           4/30/05*
                                                               (UNAUDITED)

Net asset value, beginning of period                                $11.04
--------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                           $0.02
--------------------------------------------------------------------------
  Net realized and unrealized loss on
  investments and foreign currency                                   (0.09)
-----------------------------------------------------------------  -------
Total from investment operations                                    $(0.07)
-----------------------------------------------------------------  -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                         $0.00+++
--------------------------------------------------------------------------
Redemption fees added to paid-in capital#                            $0.00+++
-----------------------------------------------------------------  -------
Net asset value, end of period                                      $10.97
-----------------------------------------------------------------  -------
Total return (%)&                                                    (0.60)++
--------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                            1.62+
--------------------------------------------------------------------------
Net investment income                                                 1.51+
--------------------------------------------------------------------------
Portfolio turnover                                                      50
--------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $50
--------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                $0.02
--------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                            1.62+
--------------------------------------------------------------------------
Net investment income                                                 1.51+
--------------------------------------------------------------------------
  * For the period from the inception of Class R2 shares, April 1, 2005 through April 30, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS
                                                                            ENDED             YEAR ENDED
CLASS R3 (FORMERLY CLASS R2)                                              4/30/05               10/31/04
                                                                      (UNAUDITED)

Net asset value, beginning of period                                        $9.97                  $7.89
--------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                  $0.07                  $0.14
--------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
  investments and foreign currency                                           1.00                   2.04
------------------------------------------------------------------------   ------                  -----
Total from investment operations                                            $1.07                  $2.18
------------------------------------------------------------------------   ------                  -----

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                               $(0.04)                $(0.10)
--------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                   $0.00+++               $0.00+++
------------------------------------------------------------------------   ------                  -----
Net asset value, end of period                                             $11.00                  $9.97
------------------------------------------------------------------------   ------                  -----
Total return (%)&                                                           10.72++                27.77*^^
--------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                   1.59+                  1.65
--------------------------------------------------------------------------------------------------------
Net investment income                                                        1.49+                  1.42
--------------------------------------------------------------------------------------------------------
Portfolio turnover                                                             50                     97
--------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                    $962                   $122
--------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                       $0.07                  $0.14
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                   1.59+                  1.65
--------------------------------------------------------------------------------------------------------
Net investment income                                                        1.49+                  1.42
--------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  * The fund's total return calculation includes a net increase from gains realized on the disposal of investments in violation of restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized.
    Excluding the offset of these gains from the fund's ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately 27.76%.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                              PERIOD ENDED
CLASS R4                                                           4/30/05*
                                                               (UNAUDITED)

Net asset value, beginning of period                                $11.08
--------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                           $0.02
--------------------------------------------------------------------------
  Net realized and unrealized loss on
  investments and foreign currency                                   (0.08)
----------------------------------------------------------------  --------
Total from investment operations                                    $(0.06)
----------------------------------------------------------------  --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                        $(0.01)
--------------------------------------------------------------------------
Redemption fees added to paid-in capital#                            $0.00+++
----------------------------------------------------------------  --------
Net asset value, end of period                                      $11.01
----------------------------------------------------------------  --------
Total return (%)&                                                    (0.55)++
--------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                            1.12+
--------------------------------------------------------------------------
Net investment income                                                 1.99+
--------------------------------------------------------------------------
Portfolio turnover                                                      50
--------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $50
--------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                $0.02
--------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                            1.12+
--------------------------------------------------------------------------
Net investment income                                                 1.99+
--------------------------------------------------------------------------
  * For the period from the inception of Class R4 shares, April 1, 2005 through April 30, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                              PERIOD ENDED
CLASS R5                                                           4/30/05*
                                                               (UNAUDITED)

Net asset value, beginning of period                                $11.08
--------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                           $0.02
--------------------------------------------------------------------------
  Net realized and unrealized loss on
  investments and foreign currency                                   (0.08)
----------------------------------------------------------------  --------
Total from investment operations                                    $(0.06)
----------------------------------------------------------------  --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                        $(0.01)
--------------------------------------------------------------------------
Redemption fees added to paid-in capital#                            $0.00+++
----------------------------------------------------------------  --------
Net asset value, end of period                                      $11.01
----------------------------------------------------------------  --------
Total return (%)&                                                    (0.53)++
--------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                            0.82+
--------------------------------------------------------------------------
Net investment income                                                 2.31+
--------------------------------------------------------------------------
Portfolio turnover                                                      50
--------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $50
--------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                $0.02
--------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                            0.82+
--------------------------------------------------------------------------
Net investment income                                                 2.31+
--------------------------------------------------------------------------
  * For the period from the inception of Class R5 shares, April 1, 2005 through April 30, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Utilities Fund (the fund) is a non-diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended April 30, 2005, the fund's custodian fees were reduced by $30,795 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended April 30, 2005, the fund's miscellaneous expenses were reduced by $43,962 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2004 and October 31, 2003 was as follows:

                                                       10/31/04       10/31/03
Distributions declared from:
--------------------------------------------------------------------------------
  Ordinary income                                  $14,730,338*    $18,329,925
--------------------------------------------------------------------------------
* Included in the fund's distributions from ordinary income $496,972 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

As of October 31, 2004 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                    $(827,616,457)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)         159,808,145
          ----------------------------------------------------------
          Other temporary differences                     (1,477,912)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE
          October 31, 2009                             $(154,194,477)
          ----------------------------------------------------------
          October 31, 2010                              (673,421,980)
          ----------------------------------------------------------
          Total                                        $(827,616,457)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. Effective September 1, 2004, MFS has agreed to a voluntary reduction in its management fee for the fund from an annual rate of 0.60% to 0.55% on net assets in excess of $3.0 billion. The effective management fee rate for the six months ended April 30, 2005 was 0.60% of the fund's average daily net assets.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees" compensation is $3,226 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $1,309 for retired Independent Trustees for the six months ended April 30, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $347,851, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                  BEGINNING OF
                                                 PERIOD THROUGH
EFFECTIVE DATE                                       2/28/05        3/01/05

First $2 billion                                    0.01120%        0.01626%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00832%        0.01206%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00032%        0.00056%
----------------------------------------------------------------------------
In excess of $7 billion                             0.00000%        0.00000%
----------------------------------------------------------------------------

For the six months ended April 30, 2005, the fund paid MFS $75,393, equivalent to 0.01027% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, the fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, the fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $105,579 for the six months ended April 30, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2) and Class R4 shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                        CLASS A        CLASS B        CLASS C        CLASS R

Distribution Fee                                          0.10%          0.75%          0.75%          0.25%
------------------------------------------------------------------------------------------------------------
Service Fee                                               0.25%          0.25%          0.25%          0.25%
------------------------------------------------------------------------------------------------------------
Total Distribution Plan                                   0.35%          1.00%          1.00%          0.50%
------------------------------------------------------------------------------------------------------------

                                                       CLASS R1       CLASS R2       CLASS R3       CLASS R4

Distribution Fee                                          0.50%          0.25%          0.25%          0.00%
------------------------------------------------------------------------------------------------------------
Service Fee                                               0.25%          0.25%          0.25%          0.25%
------------------------------------------------------------------------------------------------------------
Total Distribution Plan                                   0.75%          0.50%          0.50%          0.25%
------------------------------------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will commence on such date as the Trustee's of the Trust may determine.

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for six months ended April 30, 2005 amounted to:

                                                  CLASS A        CLASS B        CLASS C        CLASS R

Service Fee Retained by MFD                       $16,250         $3,078         $6,970            $11
------------------------------------------------------------------------------------------------------------

                                                 CLASS R1       CLASS R2       CLASS R3       CLASS R4

Service Fee Retained by MFD                            $0             $0             $0             $0
------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended April 30, 2005 were as follows:

                                                 CLASS A        CLASS B        CLASS C        CLASS R

Effective Annual Percentage Rates                  0.25%          1.00%          1.00%          0.50%
------------------------------------------------------------------------------------------------------------

                                                CLASS R1       CLASS R2       CLASS R3       CLASS R4

Effective Annual Percentage Rates                  0.75%          0.50%          0.50%          0.25%
------------------------------------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended April 30, 2005 were as follows:

                                                 CLASS A        CLASS B        CLASS C

Contingent Deferred Sales
Charges Imposed                                   $6,532       $480,747         $4,375
--------------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. From the beginning of the period through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the six months ended April 30, 2005, the fund paid MFSC a fee of $744,019 for shareholder services which equated to 0.1013% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $264,225, and other costs paid by the fund directly to unaffiliated vendors for the six months ended April 30, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions and short-term obligations, aggregated $749,932,412 and $713,456,167 respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $1,539,071,595
          ----------------------------------------------------------
          Gross unrealized appreciation                 $188,108,768
          ----------------------------------------------------------
          Gross unrealized depreciation                  (31,091,050)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $157,017,718
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                          Six months ended 4/30/05              Year ended 10/31/04
                                          SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES

Shares sold                             15,289,524      $166,443,301        15,462,054      $139,582,665
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              315,267         3,441,352           862,015         7,637,377
---------------------------------------------------------------------------------------------------------
Shares reacquired                       (7,988,545)      (86,826,379)      (16,437,879)     (146,218,602)
---------------------------------------------------------------------------------------------------------
Net change                               7,616,246       $83,058,274          (113,810)       $1,001,440
---------------------------------------------------------------------------------------------------------

CLASS B

Shares sold                              3,130,644       $33,961,228         4,717,125       $41,981,304
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              104,329         1,126,335           469,766         4,126,295
---------------------------------------------------------------------------------------------------------
Shares reacquired                       (7,258,291)      (78,751,461)      (14,858,658)     (131,761,901)
---------------------------------------------------------------------------------------------------------
Net change                              (4,023,318)     $(43,663,898)       (9,671,767)     $(85,654,302)
---------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                              1,744,092       $18,950,505         3,122,564       $27,738,519
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               28,189           304,701           124,212         1,093,048
---------------------------------------------------------------------------------------------------------
Shares reacquired                       (1,946,989)      (21,052,706)       (5,601,015)      (49,826,824)
---------------------------------------------------------------------------------------------------------
Net change                                (174,708)      $(1,797,500)       (2,354,239)     $(20,995,257)
---------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                121,037        $1,326,022            84,848          $788,118
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                2,214            24,252             4,398            39,162
---------------------------------------------------------------------------------------------------------
Shares reacquired                          (30,443)         (333,164)          (27,496)         (248,138)
---------------------------------------------------------------------------------------------------------
Net change                                  92,808        $1,017,110            61,750          $579,142
---------------------------------------------------------------------------------------------------------

CLASS R SHARES (FORMERLY CLASS R1)

Shares sold                                265,473        $2,894,040           344,789        $2,982,387
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                1,409            15,401             1,546            14,038
---------------------------------------------------------------------------------------------------------
Shares reacquired                          (69,914)         (771,265)         (152,682)       (1,282,754)
---------------------------------------------------------------------------------------------------------
Net change                                 196,968        $2,138,176           193,653        $1,713,671
---------------------------------------------------------------------------------------------------------

                                          Six months ended 4/30/05*
                                          SHARES            AMOUNT

CLASS R1 SHARES

Shares sold                                  4,529           $50,000
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   --                 5
---------------------------------------------------------------------------------------------------------
Net change                                   4,529           $50,005
---------------------------------------------------------------------------------------------------------

CLASS R2 SHARES

Shares sold                                  4,529           $50,000
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    2                18
---------------------------------------------------------------------------------------------------------
Net change                                   4,531           $50,018
---------------------------------------------------------------------------------------------------------

                                             Period ended 4/30/05                Year ended 10/31/04
                                           SHARES            AMOUNT            SHARES            AMOUNT
CLASS R3 SHARES (FORMERLY CLASS R2)

Shares sold                                 75,773          $835,710            11,551          $104,413
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   96             1,055                45               520
---------------------------------------------------------------------------------------------------------
Shares reacquired                             (619)           (6,888)              (11)             (207)
---------------------------------------------------------------------------------------------------------
Net change                                  75,250          $829,877            11,585          $104,726
---------------------------------------------------------------------------------------------------------

                                            Period ended 4/30/05*
                                           SHARES            AMOUNT
CLASS R4 SHARES

Shares sold                                  4,512           $50,000
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    4                39
---------------------------------------------------------------------------------------------------------
Net change                                   4,516           $50,039
---------------------------------------------------------------------------------------------------------

CLASS R5 SHARES

Shares sold                                  4,512           $50,000
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    5                51
---------------------------------------------------------------------------------------------------------
Net change                                   4,517           $50,051
---------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R1, R2, R4, and R5, April 1, 2005, through April 30, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended April 30, 2005 was $5,058, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended April 30, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

SALES
                                                                                                    NET
                                                                                                UNREALIZED
                                  CONTRACTS TO                                CONTRACTS        APPRECIATION
           SETTLEMENT DATE      DELIVER/RECEIVE         IN EXCHANGE FOR        AT VALUE       (DEPRECIATION)
         5/06/05 - 6/27/05  EUR     95,283,547               $123,775,141      $122,764,596        $1,010,545
         5/09/05 - 6/08/05  GBP     24,610,060                 46,845,616        46,935,364           (89,748)
                                                             ------------      ------------        ----------
                                                             $170,620,757      $169,699,960          $920,797
                                                             ============      ============        ==========

PURCHASES

         5/06/05 - 6/27/05  EUR      4,994,676                 $6,496,785        $6,432,795          $(63,990)
                   5/09/05  GBP      1,380,000                  2,611,788         2,631,949            20,161
                                                               ----------        ----------        ----------
                                                               $9,108,573        $9,064,744          $(43,829)
                                                               ==========        ==========        ==========

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

    EUR = Euro
    GBP = British Pound

At April 30, 2005 the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by (i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 4/30/05
------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Series Trust VI (the trust), which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                            NUMBER OF DOLLARS
                            ------------------------------------------------
NOMINEE                           AFFIRMATIVE            WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.         $1,748,896,208.81          $35,686,247.32
----------------------------------------------------------------------------
David H. Gunning                1,750,769,743.82           33,812,712.31
----------------------------------------------------------------------------
William R. Gutow                1,749,563,078.04           35,019,378.09
----------------------------------------------------------------------------
Michael Hegarty                 1,750,335,763.25           34,246,692.88
----------------------------------------------------------------------------
J. Atwood Ives                  1,748,821,008.25           35,761,447.88
----------------------------------------------------------------------------
Amy B. Lane                     1,749,728,979.04           34,853,477.09
----------------------------------------------------------------------------
Robert J. Manning               1,749,977,068.22           34,605,387.91
----------------------------------------------------------------------------
Lawrence T. Perera              1,748,461,104.67           36,121,351.46
----------------------------------------------------------------------------
Robert C. Pozen                 1,750,085,858.94           34,496,597.19
----------------------------------------------------------------------------
J. Dale Sherratt                1,749,547,077.73           35,035,378.40
----------------------------------------------------------------------------
Laurie J. Thomsen               1,749,676,015.64           34,906,440.49
----------------------------------------------------------------------------

------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information          Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606      8 a.m. to 8 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576      9 a.m. to 5 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Share prices, account        1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required 24 hours a day, 365 days a
bond outlooks                                    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            MMU-SEM-06/05 136M

MFS(R) GLOBAL TOTAL RETURN FUND                                         4/30/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                2
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    3
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                24
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       46
                        ------------------------------------------------------
                        RESULTS OF SHAREHOLDER MEETING                      62
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               63
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      63
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Stocks                                     58.2%
              Bonds                                      36.8%
              Cash & Other Net Assets                     5.0%

              TOP TEN HOLDINGS*

              United Kingdom Treasury                     2.7%
              ------------------------------------------------
              Government of New Zealand                   1.7%
              ------------------------------------------------
              Republic of Ireland                         1.7%
              ------------------------------------------------
              Federal Republic of Germany                 1.6%
              ------------------------------------------------
              Government of France                        1.5%
              ------------------------------------------------
              Federal Republic of Germany                 1.5%
              ------------------------------------------------
              Republic of Finland                         1.5%
              ------------------------------------------------
              TOTAL S.A., ADR                             1.4%
              ------------------------------------------------
              Kingdom of Spain                            1.4%
              ------------------------------------------------
              Federal Republic of Germany                 1.4%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         13.5%
              ------------------------------------------------
              Utilities & Communications                  9.5%
              ------------------------------------------------
              Energy Total                                6.7%
              ------------------------------------------------
              Consumer Staples                            5.6%
              ------------------------------------------------
              Health Care                                 4.1%
              ------------------------------------------------
              Autos & Housing                             3.5%
              ------------------------------------------------
              Basic Materials                             3.5%
              ------------------------------------------------
              Industrial Goods & Services                 3.5%
              ------------------------------------------------
              Leisure                                     3.0%
              ------------------------------------------------
              Retailing                                   2.2%
              ------------------------------------------------
              Transportation                              1.7%
              ------------------------------------------------
              Technology                                  1.0%
              ------------------------------------------------
              Special Products & Services                 0.4%
              ------------------------------------------------

              BOND MARKET SECTORS*

              International Government Bonds             29.2%
              ------------------------------------------------
              Cash & Other Net Assets                     5.0%
              ------------------------------------------------
              U.S. Treasuries 3.2%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  1.9%
              ------------------------------------------------
              U.S. Agencies 1.2%
              ------------------------------------------------
              Emerging Market                             0.9%
              ------------------------------------------------
              High Grade Corporates                       0.4%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              36.4%
              ------------------------------------------------
              Great Britain                              12.0%
              ------------------------------------------------
              France                                      8.9%
              ------------------------------------------------
              Japan                                       8.0%
              ------------------------------------------------
              Germany                                     5.7%
              ------------------------------------------------
              Spain                                       4.0%
              ------------------------------------------------
              Canada                                      3.2%
              ------------------------------------------------
              Netherlands                                 2.6%
              ------------------------------------------------
              Finland                                     2.5%
              ------------------------------------------------
              Other                                      16.7%
              ------------------------------------------------

* For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 4/30/05.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended April 30, 2005, Class A shares of the MFS Global Total Return Fund provided a total return of 6.21%, at net asset value. In comparison, the S&P 500 Index returned 3.28%. The fund's other benchmark, a hybrid benchmark comprised of 60% of the Morgan Stanley Capital International
(MSCI) World Index, and 40% of the J.P. Morgan Global Government Bond Index provided a total return of 5.14%. The fund's investment objective is to seek total return by providing above-average income (compared to a portfolio invested entirely in equity securities) and opportunities for growth of capital and income. The fund is a global "balanced fund" and invests in a combination of global equity and fixed income securities. Under normal market conditions, the fund invests at least 40%, but not more than 75% of its net assets in global equity securities and at least 25% of its net assets in global fixed income securities.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the six months ended April 30, 2005. Investors endured another rise in oil prices, a volatile U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. Over the course of the period, investors seemed to conclude that the global economic recovery, although modest, was still intact. However, in March and April, it appeared to us that high oil prices and concerns about the credit quality of some major U.S. corporations chipped away at investor confidence. As a result, major U.S. stock indices finished the period lower.

The flattening of the U.S. and many other countries' yield curves during the period occurred against a backdrop of monetary tightening in some countries as well as deceleration in economic growth. (A yield curve for bonds shows the relationship between yield and time to maturity; in a majority of market environments, longer-maturity bonds offer higher yields.) The U.S. Federal Reserve Board (the Fed) raised its target federal funds rate four times, continuing its steady drumbeat of quarter-point rate hikes that had begun on June 30, 2004. But while the Fed seemed committed to a course of gradually raising short-term rates, several factors caused long-term rates to stagnate or retreat.

In the U.S., economic indicators have sent mixed signals regarding the momentum of economic growth and inflationary pressures. U.S. economic performance continues to outpace activity in Europe, however, which has contributed to the depreciation of the Euro, as well as continued widening of differentials between European and U.S. yield curves. Japanese growth appears more resilient than Europe's, though accommodative monetary policy continues to underpin low Japanese bond yields.

In addition, performance in the corporate bond market stabilized in the final months of the period as investors appeared to discount General Motor's, one of the largest issuers of corporate high-grade bonds, downgrade to junk status.

CONTRIBUTORS TO PERFORMANCE

The equity component of the fund drove performance over the period. An underweighted position in technology, and to a lesser extent, good stock selection in the sector aided results relative to the MSCI Index. Avoiding computer products and services provider International Business Machines (an index constituent that lagged the MSCI Index) yielded a top overall contributor.

A combination of overweighting the sectors and stock selection aided relative results in both the energy, and utilities and communications sectors. In energy, integrated oil and gas firm ConocoPhillips and independent energy companies Unocal and EnCana boosted relative results. In utilities and communications, our position in Nordic energy producer Fortum Oyj was a top relative individual contributor.

Stocks in other sectors that aided relative results included tobacco and food conglomerate Altria Group, European discount airline easyJet, and cigarette manufacturer British American Tobacco. Elsewhere, avoiding insurance company American International Group (an index constituent that lagged the MSCI Index) aided relative results.

During the reporting period, shifts in currency valuations were a contributor to performance relative to the MSCI Index. The base currency of the fund is the U.S. dollar and the performance of the fund and the MSCI Index are presented in terms of this currency. Nevertheless, specific holdings of the fund and the MSCI Index may be denominated in different currencies and, therefore, present the possibility of currency depreciation or appreciation. Because the exposures of the fund and the MSCI Index to foreign currency movements may differ, from time to time, these movements may have a material impact on relative performance.

The fixed income portion of the portfolio also added to the fund's overall return. An underweight in U.S. bonds boosted results relative to the index. The fund's overweight positions in Euro denominated, Australian and New Zealand sovereign debt added value over the period. The fund's yield curve positioning in North America and Europe aided results relative to the J.P. Morgan Global Government Bond Index. In the U.S., the fund benefited from positive sector selection. Our holdings of TIPS (Treasury Inflation Protected Securities) for example, enhanced relative returns. Currency exposure to Australia, Canada, Poland and the Czech Republic further enhanced results as well.

DETRACTORS FROM PERFORMANCE

Stock selection in the financial services sector held back performance relative to the MSCI Index. Our positions in mortgage financer Fannie Mae, French bank Credit Agricole, insurance broker Jardine Lloyd Thompson Group, and real estate developer and financer Leopalace21* were among the top detractors from this sector.

Stock selection in the special products and services sector also detracted from relative results with management consulting firm Accenture among the fund's top detractors for the period.

Elsewhere, the fund's position in forest products company International Paper dampened relative results. Our underweighting of Exxon Mobil also had a negative impact on relative results as the integrated oil company's stock outpaced the MSCI Index.

Our cash position also held back relative performance. As with nearly all portfolios, this fund holds some cash to buy new holdings and to provide liquidity. In a period when the fund's benchmarks rose measurably, holding any cash hurt relative performance. The indices do not have cash positions.

For the fixed income portion of the portfolio, the fund's underweight position in Japanese bonds dampened results relative to the J.P. Morgan Global Government Bond Index. Performance was also nagatively impacted by our position in the British Pound.

* Security was not held in the portfolio at period-end.

    Respectfully,

/s/ Steven R. Gorham                    /s/ Erik Weisman

    Steven R. Gorham                        Erik Weisman
    Portfolio Manager                       Portfolio Manager

/s/ Matthew W. Ryan                     /s/ Barnaby Wiener

   Matthew W. Ryan                         Barnaby Wiener
   Portfolio Manager                       Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                      Class
  Share class     inception date    6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A             9/04/90        6.21%   14.42%   11.56%    6.12%     9.38%
------------------------------------------------------------------------------
       B             9/07/93        5.89%   13.71%   10.85%    5.43%     8.66%
------------------------------------------------------------------------------
       C             1/03/94        5.88%   13.67%   10.83%    5.42%     8.67%
------------------------------------------------------------------------------
       I             1/02/97        6.43%   14.88%   11.94%    6.49%     9.72%
------------------------------------------------------------------------------
       R*            12/31/02       6.13%   14.31%   11.47%    6.06%     9.36%
------------------------------------------------------------------------------
      R1             4/01/05        5.89%   13.71%   10.85%    5.43%     8.66%
------------------------------------------------------------------------------
      R2             4/01/05        5.89%   13.71%   10.85%    5.43%     8.66%
------------------------------------------------------------------------------
      R3*            10/31/03       5.98%   13.93%   10.97%    5.50%     8.70%
------------------------------------------------------------------------------
      R4             4/01/05        6.21%   14.42%   11.56%    6.12%     9.38%
------------------------------------------------------------------------------
      R5             4/01/05        6.21%   14.42%   11.56%    6.12%     9.38%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks              6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
Average global flexible portfolio
funds+                              5.11%    9.97%    8.13%    2.97%     8.72%
------------------------------------------------------------------------------
Standard & Poor's 500 Stock
Index#                              3.28%    6.33%    4.24%   -2.94%    10.26%
------------------------------------------------------------------------------
60% MSCI World Index/40% J.P.
Morgan Global Government Bond
Index#                              5.14%   11.02%    9.85%    2.42%     7.03%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

Share class
------------------------------------------------------------------------------
       A                            1.17%    8.99%    9.76%    5.09%     8.85%
------------------------------------------------------------------------------
       B                            2.02%    9.71%   10.03%    5.10%     8.66%
------------------------------------------------------------------------------
       C                            4.92%   12.67%   10.83%    5.42%     8.67%
------------------------------------------------------------------------------
I, R, R1, R2, R3, R4, and R5 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                            6.21%   14.42%   38.84%   34.55%   145.19%
------------------------------------------------------------------------------
       B                            5.89%   13.71%   36.20%   30.24%   129.51%
------------------------------------------------------------------------------
       C                            5.88%   13.67%   36.12%   30.20%   129.66%
------------------------------------------------------------------------------
       I                            6.43%   14.88%   40.28%   36.93%   152.76%
------------------------------------------------------------------------------
       R*                           6.13%   14.31%   38.50%   34.22%   144.58%
------------------------------------------------------------------------------
      R1                            5.89%   13.71%   36.20%   30.24%   129.51%
------------------------------------------------------------------------------
      R2                            5.89%   13.71%   36.20%   30.24%   129.51%
------------------------------------------------------------------------------
      R3*                           5.98%   13.93%   36.65%   30.68%   130.28%
------------------------------------------------------------------------------
      R4                            6.21%   14.42%   38.84%   34.55%   145.19%
------------------------------------------------------------------------------
      R5                            6.21%   14.42%   38.84%   34.55%   145.19%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.
* Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares".
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

S&P 500 Stock Index - is a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

The MSCI World Index - is a market capitalization index that is designed to measure global developed market equity performance.

The J.P. Morgan Global Government Bond Index - measures developed government bond markets around the world.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for I, R, R4, and R5 shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R1, R2, and R3 shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio generally maintains an investment mix of stocks and bonds allocated at a target of 60% and 40%, respectively. Because investments are selected based on the adviser's judgement, the portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The portfolio is subject to market risk, which is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities react to the economic condition of the company that issued the security. The fund's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

When interest rates rise, the prices of fixed income securities in the fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund's portfolio will generally rise.

Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the fund's fixed income investments will affect the volatility of the fund's share price.

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Investors should note that many U.S. Government securities in which the Fund may invest are not supported by the full faith and credit of the United States Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve increased credit risk.

The fixed income securities purchased by the fund may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the fund's performance.

The portfolio may invest in mortgage-backed securities, which represent an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM NOVEMBER 1, 2004, THROUGH APRIL 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 through April 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class

-------------------------------------------------------------------------------
                                                                     Expenses
                                       Beginning       Ending       Paid During
                        Annualized      Account        Account        Period**
                         Expense        Value           Value         11/01/04
                          Ratio        11/01/04        4/30/05        -4/30/05
-------------------------------------------------------------------------------
           Actual         1.54%         $1,000         $1,062          $7.87
    A      --------------------------------------------------------------------
           Hypothetical*  1.54%         $1,000         $1,017          $7.70
-------------------------------------------------------------------------------
           Actual         2.19%         $1,000         $1,059         $11.18
    B      --------------------------------------------------------------------
           Hypothetical*  2.19%         $1,000         $1,014         $10.94
-------------------------------------------------------------------------------
           Actual         2.20%         $1,000         $1,059         $11.23
    C      --------------------------------------------------------------------
           Hypothetical*  2.20%         $1,000         $1,014         $10.99
-------------------------------------------------------------------------------
           Actual         1.19%         $1,000         $1,064          $6.09
    I      --------------------------------------------------------------------
           Hypothetical*  1.19%         $1,000         $1,019          $5.96
-------------------------------------------------------------------------------
    R      Actual         1.70%         $1,000         $1,061          $8.69
(formerly  --------------------------------------------------------------------
   R1)     Hypothetical*  1.70%         $1,000         $1,016          $8.50
-------------------------------------------------------------------------------
           Actual         2.50%         $1,000         $1,059         $12.76
    R1     --------------------------------------------------------------------
           Hypothetical*  2.50%         $1,000         $1,012         $12.47
-------------------------------------------------------------------------------
           Actual         2.20%         $1,000         $1,059         $11.23
    R2     --------------------------------------------------------------------
           Hypothetical*  2.20%         $1,000         $1,014         $10.99
-------------------------------------------------------------------------------
    R3     Actual         1.94%         $1,000         $1,060          $9.91
(formerly  --------------------------------------------------------------------
   R2)     Hypothetical*  1.94%         $1,000         $1,015          $9.69
-------------------------------------------------------------------------------
           Actual         1.70%         $1,000         $1,062          $8.69
    R4     --------------------------------------------------------------------
           Hypothetical*  1.70%         $1,000         $1,016          $8.50
-------------------------------------------------------------------------------
           Actual         1.40%         $1,000         $1,062          $7.16
    R5     --------------------------------------------------------------------
           Hypothetical*  1.40%         $1,000         $1,018          $7.00
-------------------------------------------------------------------------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/05
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 58.2%
-------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES          $ VALUE
-------------------------------------------------------------------------------------------------
Aerospace - 1.4%
-------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                    52,860    $    3,221,817
-------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                   42,100         2,308,764
-------------------------------------------------------------------------------------------------
United Technologies Corp.                                                18,400         1,871,648
-------------------------------------------------------------------------------------------------
                                                                                   $    7,402,229
-------------------------------------------------------------------------------------------------
Airlines - 0.3%
-------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                               413,500    $    1,723,878
-------------------------------------------------------------------------------------------------

Alcoholic Beverages - 0.4%
-------------------------------------------------------------------------------------------------
Diageo PLC                                                              156,300    $    2,315,142
-------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.3%
-------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.^                                                      323,000    $    1,856,028
-------------------------------------------------------------------------------------------------

Automotive - 1.9%
-------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                           26,500    $    1,179,734
-------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG*                                             50,700         2,147,442
-------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin^                          20,700         1,253,593
-------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A.^                                                35,800         2,120,595
-------------------------------------------------------------------------------------------------
Renault S.A.^                                                            23,000         1,926,160
-------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                       42,600         1,551,120
-------------------------------------------------------------------------------------------------
                                                                                   $   10,178,644
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.3%
-------------------------------------------------------------------------------------------------
Acom Co. Ltd.^                                                           15,140    $      974,585
-------------------------------------------------------------------------------------------------
American Express Co.                                                     36,000         1,897,200
-------------------------------------------------------------------------------------------------
Bank of America Corp.                                                   138,086         6,219,393
-------------------------------------------------------------------------------------------------
BNP Paribas                                                              35,000         2,305,909
-------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                         119,046         5,590,400
-------------------------------------------------------------------------------------------------
Credit Agricole S.A.^*                                                  117,500         3,041,790
-------------------------------------------------------------------------------------------------
Fannie Mae^                                                              66,560         3,590,912
-------------------------------------------------------------------------------------------------
Freddie Mac                                                              15,700           965,864
-------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V.                                   312,100           646,240
-------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                               69,460         1,157,351
-------------------------------------------------------------------------------------------------
MBNA Corp.                                                               40,200           793,950
-------------------------------------------------------------------------------------------------
Nordea Bank AB^                                                         239,000         2,268,916
-------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                       39,900         2,123,877
-------------------------------------------------------------------------------------------------
Promise Co. Ltd.                                                         14,650           948,632
-------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                         99,805         3,012,816
-------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                     52,100         3,794,443
-------------------------------------------------------------------------------------------------
Takefuji Corp.                                                           62,510         3,958,291
-------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                        26,100         1,564,434
-------------------------------------------------------------------------------------------------
                                                                                   $   44,855,003
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.4%
-------------------------------------------------------------------------------------------------
PagesJaunes S.A.^                                                       101,400    $    2,426,053
-------------------------------------------------------------------------------------------------
Premiere AG*                                                             24,810           952,227
-------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.                                          83,400         1,570,169
-------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                        70,346         2,435,379
-------------------------------------------------------------------------------------------------
                                                                                   $    7,383,828
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.8%
-------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                 14,500    $      995,860
-------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                44,890         4,793,803
-------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                           11,200         1,027,264
-------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                   60,500         1,675,245
-------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                24,760         1,335,307
-------------------------------------------------------------------------------------------------
                                                                                   $    9,827,479
-------------------------------------------------------------------------------------------------
Business Services - 0.4%
-------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                    107,470    $    2,332,099
-------------------------------------------------------------------------------------------------

Chemicals - 1.8%
-------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                         35,780    $    1,643,375
-------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                            26,500         1,248,415
-------------------------------------------------------------------------------------------------
Monsanto Co.                                                             11,500           674,130
-------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                     38,100         2,573,655
-------------------------------------------------------------------------------------------------
Syngenta AG*                                                             37,100         3,836,186
-------------------------------------------------------------------------------------------------
                                                                                   $    9,975,761
-------------------------------------------------------------------------------------------------
Construction - 1.6%
-------------------------------------------------------------------------------------------------
Geberit AG                                                                2,000    $    1,341,622
-------------------------------------------------------------------------------------------------
Italcementi S.p.A.                                                      194,154         2,324,975
-------------------------------------------------------------------------------------------------
Italcementi S.p.A. - Ordinary                                            50,300           818,938
-------------------------------------------------------------------------------------------------
Masco Corp.                                                              51,100         1,609,139
-------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                               342,000         2,478,734
-------------------------------------------------------------------------------------------------
                                                                                   $    8,573,408
-------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.6%
-------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                     25,300    $    1,579,985
-------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                    52,398         1,702,168
-------------------------------------------------------------------------------------------------
                                                                                   $    3,282,153
-------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%
-------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                              15,700    $      999,462
-------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                     18,100         1,134,327
-------------------------------------------------------------------------------------------------
                                                                                   $    2,133,789
-------------------------------------------------------------------------------------------------
Electronics - 0.9%
-------------------------------------------------------------------------------------------------
CANON, Inc.                                                              33,000    $    1,720,986
-------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V.                                           33,100           825,511
-------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                         4,890         2,243,513
-------------------------------------------------------------------------------------------------
                                                                                   $    4,790,010
-------------------------------------------------------------------------------------------------
Energy - Independent - 1.7%
-------------------------------------------------------------------------------------------------
Cairn Energy PLC*                                                        36,800    $      817,731
-------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                            4,137,500         2,228,483
-------------------------------------------------------------------------------------------------
EnCana Corp.                                                             43,200         2,759,838
-------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                      25,600         1,217,280
-------------------------------------------------------------------------------------------------
Unocal Corp.                                                             44,700         2,438,385
-------------------------------------------------------------------------------------------------
                                                                                   $    9,461,717
-------------------------------------------------------------------------------------------------
Energy - Integrated - 4.5%
-------------------------------------------------------------------------------------------------
BP PLC, ADR                                                             100,296    $    6,108,026
-------------------------------------------------------------------------------------------------
ConocoPhillips                                                           39,200         4,110,120
-------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                        29,970         1,709,189
-------------------------------------------------------------------------------------------------
Repsol YPF S.A.                                                          73,000         1,855,122
-------------------------------------------------------------------------------------------------
Statoil A.S.A^                                                          170,100         2,996,872
-------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                          68,300         7,575,153
-------------------------------------------------------------------------------------------------
                                                                                   $   24,354,482
-------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.9%
-------------------------------------------------------------------------------------------------
Carrefour S.A.^                                                          30,200    $    1,467,457
-------------------------------------------------------------------------------------------------
Lawson, Inc.                                                             38,600         1,498,207
-------------------------------------------------------------------------------------------------
William Morrison Supermarkets PLC                                       504,300         1,877,641
-------------------------------------------------------------------------------------------------
                                                                                   $    4,843,305
-------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.6%
-------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                               95,500    $    1,718,045
-------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                           29,600         1,090,760
-------------------------------------------------------------------------------------------------
Kellogg Co.                                                              37,830         1,700,459
-------------------------------------------------------------------------------------------------
Nestle S.A.^                                                             20,962         5,502,572
-------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                           64,430         1,378,158
-------------------------------------------------------------------------------------------------
Unilever PLC                                                            260,900         2,484,561
-------------------------------------------------------------------------------------------------
                                                                                   $   13,874,555
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.4%
-------------------------------------------------------------------------------------------------
International Paper Co.                                                  60,230    $    2,065,287
-------------------------------------------------------------------------------------------------

Insurance - 3.4%
-------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                              31,100    $    1,264,215
-------------------------------------------------------------------------------------------------
Allstate Corp.                                                           87,440         4,910,630
-------------------------------------------------------------------------------------------------
Aviva PLC                                                               108,700         1,227,546
-------------------------------------------------------------------------------------------------
Benfield Group PLC                                                      238,900         1,232,090
-------------------------------------------------------------------------------------------------
Chubb Corp.                                                              10,400           850,512
-------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                  26,300         1,903,331
-------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC                                        192,400         1,257,656
-------------------------------------------------------------------------------------------------
MetLife, Inc.                                                           110,950         4,315,955
-------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.*                                    57,200         1,246,000
-------------------------------------------------------------------------------------------------
                                                                                   $   18,207,935
-------------------------------------------------------------------------------------------------
Leisure & Toys - 0.6%
-------------------------------------------------------------------------------------------------
Heiwa Corp.^                                                             70,500    $    1,161,105
-------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                        16,200         1,849,266
-------------------------------------------------------------------------------------------------
                                                                                   $    3,010,371
-------------------------------------------------------------------------------------------------
Machinery & Tools - 1.7%
-------------------------------------------------------------------------------------------------
ASSA ABLOY AB, "B"^*                                                     87,500    $    1,132,244
-------------------------------------------------------------------------------------------------
Deere & Co.                                                              35,800         2,238,932
-------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                               18,500         1,093,839
-------------------------------------------------------------------------------------------------
Finning International, Inc.##                                            24,750           658,652
-------------------------------------------------------------------------------------------------
Hyundai Mobis                                                            15,900         1,041,426
-------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                19,900         1,668,018
-------------------------------------------------------------------------------------------------
Sandvik AB^                                                              38,200         1,496,633
-------------------------------------------------------------------------------------------------
                                                                                   $    9,329,744
-------------------------------------------------------------------------------------------------
Medical Equipment - 0.2%
-------------------------------------------------------------------------------------------------
Baxter International, Inc.                                               22,700    $      842,170
-------------------------------------------------------------------------------------------------

Metals & Mining - 0.5%
-------------------------------------------------------------------------------------------------
Anglo American PLC                                                      120,500    $    2,686,811
-------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 0.7%
-------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                   1,000,000    $    4,009,798
-------------------------------------------------------------------------------------------------

Oil Services - 0.5%
-------------------------------------------------------------------------------------------------
Noble Corp.                                                              40,000    $    2,036,000
-------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                        12,600           720,090
-------------------------------------------------------------------------------------------------
                                                                                   $    2,756,090
-------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.9%
-------------------------------------------------------------------------------------------------
Abbott Laboratories                                                      43,500    $    2,138,460
-------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                          60,100         2,636,634
-------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                           43,200           674,970
-------------------------------------------------------------------------------------------------
Johnson & Johnson                                                        46,160         3,167,961
-------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                        94,900         3,217,110
-------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                             20,707           562,609
-------------------------------------------------------------------------------------------------
Roche Holding AG                                                         23,000         2,781,483
-------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                          27,900         2,470,176
-------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                 197,000         2,068,928
-------------------------------------------------------------------------------------------------
Wyeth                                                                    31,890         1,433,137
-------------------------------------------------------------------------------------------------
                                                                                   $   21,151,468
-------------------------------------------------------------------------------------------------
Printing & Publishing - 0.8%
-------------------------------------------------------------------------------------------------
Tribune Co.                                                              31,900    $    1,231,340
-------------------------------------------------------------------------------------------------
Yell Group PLC                                                          411,000         3,155,611
-------------------------------------------------------------------------------------------------
                                                                                   $    4,386,951
-------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.5%
-------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                       20,700    $      998,775
-------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                            33,165         1,897,370
-------------------------------------------------------------------------------------------------
                                                                                   $    2,896,145
-------------------------------------------------------------------------------------------------
Restaurants - 0.2%
-------------------------------------------------------------------------------------------------
McDonald's Corp.                                                         36,720    $    1,076,263
-------------------------------------------------------------------------------------------------

Specialty Chemicals - 0.8%
-------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                           26,400    $    1,550,472
-------------------------------------------------------------------------------------------------
L'Air Liquide S.A.                                                       14,700         2,622,938
-------------------------------------------------------------------------------------------------
                                                                                   $    4,173,410
-------------------------------------------------------------------------------------------------
Specialty Stores - 1.0%
-------------------------------------------------------------------------------------------------
Gap, Inc.                                                                94,300    $    2,013,305
-------------------------------------------------------------------------------------------------
Matalan PLC                                                             300,300         1,088,138
-------------------------------------------------------------------------------------------------
Neste Oil OYJ^*                                                          51,525         1,150,875
-------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                           57,600         1,304,640
-------------------------------------------------------------------------------------------------
                                                                                   $    5,556,958
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.4%
-------------------------------------------------------------------------------------------------
KDDI Corp.                                                                  400    $    1,850,086
-------------------------------------------------------------------------------------------------
O2 PLC*                                                                 689,600         1,550,004
-------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                    1,658,243         4,330,558
-------------------------------------------------------------------------------------------------
                                                                                   $    7,730,648
-------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.1%
-------------------------------------------------------------------------------------------------
ZTE Corp.                                                               149,400    $      429,791
-------------------------------------------------------------------------------------------------

Telephone Services - 3.8%
-------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR^                                  15,900    $      519,771
-------------------------------------------------------------------------------------------------
Deutsche Telekom AG^*                                                   185,400         3,464,269
-------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                      59,600         1,371,015
-------------------------------------------------------------------------------------------------
Royal KPN N.V.                                                          395,300         3,298,858
-------------------------------------------------------------------------------------------------
Sprint Corp.                                                            183,900         4,093,614
-------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.^                                      360,300         1,601,256
-------------------------------------------------------------------------------------------------
Telefonica S.A.                                                         186,000         3,162,411
-------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                             80,900         2,896,220
-------------------------------------------------------------------------------------------------
                                                                                   $   20,407,414
-------------------------------------------------------------------------------------------------
Tobacco - 2.0%
-------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                       77,040    $    5,006,830
-------------------------------------------------------------------------------------------------
British American Tobacco PLC                                            227,100         4,252,811
-------------------------------------------------------------------------------------------------
Swedish Match AB^                                                       134,300         1,584,426
-------------------------------------------------------------------------------------------------
                                                                                   $   10,844,067
-------------------------------------------------------------------------------------------------
Trucking - 0.9%
-------------------------------------------------------------------------------------------------
Singapore Post Ltd.                                                   2,485,300    $    1,307,384
-------------------------------------------------------------------------------------------------
TPG N.V.                                                                122,500         3,331,298
-------------------------------------------------------------------------------------------------
                                                                                   $    4,638,682
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.6%
-------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                 46,100    $    3,475,940
-------------------------------------------------------------------------------------------------
Fortum Corp.                                                            206,100         3,121,152
-------------------------------------------------------------------------------------------------
Iberdrola S.A.                                                           60,000         1,564,270
-------------------------------------------------------------------------------------------------
Kelda Group PLC                                                         125,300         1,513,357
-------------------------------------------------------------------------------------------------
Severn Trent PLC                                                         77,400         1,435,643
-------------------------------------------------------------------------------------------------
Suez S.A.^                                                              124,500         3,400,526
-------------------------------------------------------------------------------------------------
Tohoku Electric Power Co., Inc.                                         140,500         2,713,261
-------------------------------------------------------------------------------------------------
TXU Corp.                                                                23,010         1,974,028
-------------------------------------------------------------------------------------------------
                                                                                   $   19,198,177
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $245,580,114)                                       $  314,561,690
-------------------------------------------------------------------------------------------------

Bonds - 34.8%
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 1.9%
-------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 1.1081%, 2032^^##                  $19,927,324    $      953,435
-------------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificate,
3.1438%, 2017##                                                       1,400,000         1,400,000
-------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                 828,431           869,228
-------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
7.39%, 2031                                                             917,891         1,021,925
-------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
1.2077%, 2043^^##                                                    27,643,461         1,256,904
-------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
5.3842%, 2041                                                           969,600           999,109
-------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
3.1538%, 2046                                                           912,088           912,223
-------------------------------------------------------------------------------------------------
Lehman Brothers-UBS Commercial Mortgage Trust,
7.95%, 2010                                                             688,418           784,992
-------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust,
3.2438%, 2015##                                                         382,221           382,391
-------------------------------------------------------------------------------------------------
Wachovia Bank Commerical Mortgage Trust,
3.1938%, 2015##                                                       1,444,035         1,445,970
-------------------------------------------------------------------------------------------------
                                                                                   $   10,026,177
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.4%
-------------------------------------------------------------------------------------------------
Spintab AB, 5%, 2008                                         SEK     14,800,000    $    2,212,828
-------------------------------------------------------------------------------------------------

Emerging Market Quasi-Sovereign - 0.1%
-------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                               $   244,000    $      300,036
-------------------------------------------------------------------------------------------------

Emerging Market Sovereign - 0.8%
-------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                        $ 1,151,000    $    1,071,926
-------------------------------------------------------------------------------------------------
Russian Federation, 5% to 2007, 7.5% to 2030                            551,000           585,823
-------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                             974,000         1,456,130
-------------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015^                                    320,000           338,880
-------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                     884,000         1,038,700
-------------------------------------------------------------------------------------------------
                                                                                   $    4,491,459
-------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 0.5%
-------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.4%, 2012                        JPY     76,000,000    $      754,808
-------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.6%, 2014                        JPY    210,000,000         2,085,326
-------------------------------------------------------------------------------------------------
                                                                                   $    2,840,134
-------------------------------------------------------------------------------------------------
International Market Sovereign - 26.1%
-------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                            CAD      2,545,000    $    2,099,307
-------------------------------------------------------------------------------------------------
Commonwealth of Australia, 6%, 2017                          AUD      3,519,000         2,891,269
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                      EUR      6,398,000         8,498,672
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                     EUR        427,000           565,429
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2024 - 2030              EUR      8,915,000        15,380,918
-------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                            CAD        990,000           846,506
-------------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                             CAD      3,013,000         2,445,771
-------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013^                       NZD     12,126,000         9,235,191
-------------------------------------------------------------------------------------------------
Government of New Zealand, 6%, 2015                          NZD      2,296,000         1,700,433
-------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                              EUR      2,547,000         3,410,981
-------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                 EUR      1,861,000         2,682,765
-------------------------------------------------------------------------------------------------
Kingdom of Denmark, 4%, 2015                                 DKK      5,843,000         1,056,737
-------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                          EUR      3,552,000         4,854,712
-------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5%, 2012                             EUR      1,215,855         1,747,195
-------------------------------------------------------------------------------------------------
Kingdom of Norway, 6.5%, 2013                                NOK     10,985,000         2,084,565
-------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                   EUR      4,947,000         6,980,057
-------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                EUR      5,182,000         7,563,196
-------------------------------------------------------------------------------------------------
Kingdom of Sweden, 4%, 2020                                  SEK     11,273,853         2,104,947
-------------------------------------------------------------------------------------------------
Quebec Province, 1.6%, 2013^                                 JPY    641,000,000         6,376,342
-------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                EUR      3,536,000         5,089,905
-------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                EUR      5,908,000         7,723,306
-------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                            EUR        860,000         1,273,877
-------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007 - 2012                       EUR     10,373,000        14,325,758
-------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                 EUR      1,642,000         2,742,303
-------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                             EUR      6,730,000         9,050,815
-------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                              EUR        595,000           844,134
-------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                         GBP      1,607,000         3,224,401
-------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                            GBP      5,825,000        14,353,155
-------------------------------------------------------------------------------------------------
                                                                                   $  141,152,647
-------------------------------------------------------------------------------------------------
Supranational - 0.6%
-------------------------------------------------------------------------------------------------
Inter-American Development Bank, 1.9%, 2009                  JPY    290,000,000    $    2,955,611
-------------------------------------------------------------------------------------------------

U.S. Government Agencies - 1.1%
-------------------------------------------------------------------------------------------------
Freddie Mac, 3.55%, 2007                                            $ 6,249,000    $    6,180,236
-------------------------------------------------------------------------------------------------

U.S. Treasury Obligations - 3.3%
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2030                                    $ 3,610,000    $    4,494,591
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.125%, 2008                                     2,217,000         2,169,975
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013###                                   6,793,000         6,842,093
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2015                                         4,232,000         4,163,395
-------------------------------------------------------------------------------------------------
                                                                                   $   17,670,054
-------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $176,740,301)                                        $  187,829,182
-------------------------------------------------------------------------------------------------

Put Options Purchased - 0%
-------------------------------------------------------------------------------------------------
                                                                        NUMBER
ISSUE/STRIKE PRICE/EXPIRATION                                      OF CONTRACTS           $ VALUE
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds Futures - May 2005 @ $111.00
(Premiums Paid, $20,270)                                                     39    $       16,453
-------------------------------------------------------------------------------------------------

Short-Term Obligations - 5.6%<
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
Barton Capital LLC, 2.87%, due 5/12/05                              $13,500,000    $   13,488,161
-------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 2.95%, due 5/02/05                  16,667,000        16,665,634
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, due 5/02/05                        4,000             4,000
-------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                    $   30,157,795
-------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 10.3%
-------------------------------------------------------------------------------------------------
                                                                    PAR AMOUNT/
ISSUER                                                                   SHARES           $ VALUE
-------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 3.02%, dated
4/29/05, due 5/02/05, total to be received $51,370,115
(secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account), at Cost              51,357,190    $   51,357,190
-------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                       4,159,840         4,159,840
-------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned                                             $   55,517,030
-------------------------------------------------------------------------------------------------
Total Investments(+) (Identified Cost, $508,015,510)                               $  588,082,150
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (8.9)%                                               (47,903,999)
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $  540,178,151
-------------------------------------------------------------------------------------------------
  * Non-income producing security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
  ^ All or a portion of this security is on loan.
 ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
  < The rate shown represents an annualized yield at time of purchase.
(+) As of April 30, 2005, the fund had 64 securities representing $135,115,786 and 25.0% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

ADR = American Depository Receipt
GDR = Global Depository Receipt

All amounts are stated in U.S. dollars unless otherwise indicated.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below:

  AUD = Australian Dollar                   GBP = British Pound
  CAD = Canadian Dollar                     JPY = Japanese Yen
  CHF = Swiss Franc                         NOK = Norwegian Krone
  DKK = Danish Krone                        NZD = New Zealand Dollar
  EUR = Euro                                SEK = Swedish Krona

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/05

ASSETS

Investments, at value, including $53,217,968 of securities
on loan (identified cost, $508,015,510)                           $588,082,150
-----------------------------------------------------------------------------------------------------
Cash                                                                   102,900
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts             747,962
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                    67,661
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      7,766,120
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      1,538,314
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                    4,503,490
-----------------------------------------------------------------------------------------------------
Other assets                                                             1,835
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $602,810,432
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for forward foreign currency exchange contracts             $1,120,338
-----------------------------------------------------------------------------------------------------
Payable for daily variation margin on open futures contracts               871
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                    5,198,590
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     413,773
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                          55,517,030
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                        24,470
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          101,719
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                          17,295
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                       457
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                                 3
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 237,735
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $62,632,281
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $540,178,151
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $459,262,753
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        79,903,991
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments
and foreign currency transactions                                    6,830,809
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income        (5,819,402)
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $540,178,151
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  37,919,534
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                      $335,425,095
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                23,624,143
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $14.20
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$14.20)                                                  $14.91
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                      $132,319,549
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 9,221,242
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.35
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $67,921,689
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 4,755,226
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.28
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                        $2,557,417
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   180,889
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $14.14
-----------------------------------------------------------------------------------------------------

Class R shares (formerly Class R1)

  Net assets                                                        $1,609,689
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   113,778
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $14.15
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                           $49,758
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                     3,467
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $14.35
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                           $49,770
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                     3,468
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $14.35
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R3 shares (formerly Class R2)

  Net assets                                                          $145,591
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    10,308
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $14.12
-----------------------------------------------------------------------------------------------------

Class R4 shares

  Net assets                                                           $49,790
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                     3,506
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $14.20
-----------------------------------------------------------------------------------------------------

Class R5 shares

  Net assets                                                           $49,803
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                     3,507
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $14.20
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class
B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 4/30/05

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                          $4,225,196
-----------------------------------------------------------------------------------------------------
  Interest                                                            3,933,793
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (314,646)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $7,844,343
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                     $2,172,951
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                  8,595
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           484,896
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                559,129
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                670,459
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                311,333
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                  3,464
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                    30
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                    20
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R3)                                   360
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R4)                                    10
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R1)                                      18
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                      16
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R3)                                     180
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R4)                                       6
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R5)                                       4
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     24,114
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         207,725
-----------------------------------------------------------------------------------------------------
  Printing                                                               16,698
-----------------------------------------------------------------------------------------------------
  Postage                                                                 2,552
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          31,643
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             10,063
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         145,109
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $4,649,375
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (11,120)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                            (1,169)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $4,637,086
-----------------------------------------------------------------------------------------------------
Net investment income                                                                      $3,207,257
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                           $24,763,504
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                      57,625
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                         377,171
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $25,198,300
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                        $3,336,269
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                     114,041
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies        (2,251,464)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $1,198,846
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $26,397,146
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $29,604,403
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                                      4/30/05                  10/31/04
                                                                     (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                              $3,207,257                $5,610,762
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              25,198,300                49,626,117
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                1,198,846                23,372,396
---------------------------------------------------------------  ------------              ------------
Change in net assets from operations                              $29,604,403               $78,609,275
---------------------------------------------------------------  ------------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Class A                                                         $(7,848,718)              $(8,272,745)
-------------------------------------------------------------------------------------------------------
  Class B                                                          (2,474,618)               (2,863,732)
-------------------------------------------------------------------------------------------------------
  Class C                                                          (1,136,917)               (1,225,929)
-------------------------------------------------------------------------------------------------------
  Class I                                                             (71,633)               (1,273,876)
-------------------------------------------------------------------------------------------------------
  Class R                                                             (36,411)                   (6,626)
-------------------------------------------------------------------------------------------------------
  Class R3                                                             (3,398)                     (733)
-------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions
-------------------------------------------------------------------------------------------------------
  Class A                                                         (21,507,583)                       --
-------------------------------------------------------------------------------------------------------
  Class B                                                          (9,135,951)                       --
-------------------------------------------------------------------------------------------------------
  Class C                                                          (4,107,200)                       --
-------------------------------------------------------------------------------------------------------
  Class I                                                            (174,940)                       --
-------------------------------------------------------------------------------------------------------
  Class R                                                             (95,337)                       --
-------------------------------------------------------------------------------------------------------
  Class R3                                                             (9,689)                       --
---------------------------------------------------------------  ------------              ------------
Total distributions declared to shareholders                     $(46,602,395)             $(13,643,641)
---------------------------------------------------------------  ------------              ------------
Change in net assets from fund share transactions                 $68,624,471              $(77,306,229)
---------------------------------------------------------------  ------------              ------------
Redemption fees                                                        $3,682                    $3,976
---------------------------------------------------------------  ------------              ------------
Total change in net assets                                        $51,630,161              $(12,336,619)
---------------------------------------------------------------  ------------              ------------

NET ASSETS

At beginning of period                                           $488,547,990              $500,884,609
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment income of $5,819,402 and
accumulated undistributed net investment income of
$2,545,036, respectively)                                        $540,178,151              $488,547,990
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                  SIX MONTHS                                    YEARS ENDED 10/31
                                       ENDED       ----------------------------------------------------------------------------
CLASS A                              4/30/05              2004              2003            2002            2001           2000
                                 (UNAUDITED)

Net asset value, beginning
of period                             $14.73            $12.98            $11.41          $11.64          $13.76         $13.98
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM
INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)             $0.11             $0.19             $0.18           $0.21           $0.22          $0.36
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency transactions     0.79              1.97              1.63           (0.33)          (1.02)          0.70
-----------------------------------  -------            ------            ------          ------          ------         ------
Total from investment
operations                             $0.90             $2.16             $1.81          $(0.12)         $(0.80)         $1.06
-----------------------------------  -------            ------            ------          ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.38)           $(0.41)           $(0.24)          (0.11)         $(0.48)        $(0.23)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                (1.05)               --                --              --           (0.82)         (1.05)
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                    --                --                --              --           (0.02)            --
-----------------------------------  -------            ------            ------          ------          ------         ------
Total distributions declared
to shareholders                       $(1.43)           $(0.41)           $(0.24)         $(0.11)         $(1.32)        $(1.28)
-----------------------------------  -------            ------            ------          ------          ------         ------
Redemption fees added to paid-
in capital#                            $0.00###          $0.00###            $--             $--             $--            $--
-----------------------------------  -------            ------            ------          ------          ------         ------
Net asset value, end of period        $14.20            $14.73            $12.98          $11.41          $11.64         $13.76
-----------------------------------  -------            ------            ------          ------          ------         ------
Total return (%)(+)&                    6.21++           16.94             16.09           (1.02)          (6.38)          7.76
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                  SIX MONTHS                                    YEARS ENDED 10/31
                                       ENDED       ----------------------------------------------------------------------------
CLASS A (CONTINUED)                  4/30/05              2004              2003            2002            2001           2000
                                 (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                              1.54+             1.54              1.54            1.53            1.47           1.51
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             1.48+             1.37              1.53            1.79            1.80           2.62
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        41                76               105              72              69             91
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $335,425          $298,826          $261,042        $213,983        $197,374       $178,773
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                  $0.11^            $0.19^              $--             $--             $--            $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              1.54+^            1.54^               --              --              --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                   1.48+^            1.37^               --              --              --             --
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       October 31, 2002, was to decrease net investment income per share and increase net realized gains and losses per share.
       The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share ratios and supplemental data for the periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 10/31
                                     ENDED       ------------------------------------------------------------------------------
CLASS B                            4/30/05              2004              2003            2002            2001             2000
                               (UNAUDITED)

Net asset value, beginning of
period                              $14.82            $13.03            $11.43          $11.65          $13.72           $13.95
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)           $0.06             $0.10             $0.11           $0.13           $0.14            $0.27
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions                        0.81              1.99              1.62           (0.31)          (1.03)            0.69
----------------------------------  ------            ------            ------          ------          ------           ------
Total from investment
operations                           $0.87             $2.09             $1.73          $(0.18)         $(0.89)           $0.96
----------------------------------  ------            ------            ------          ------          ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income        $(0.29)           $(0.30)           $(0.13)         $(0.04)         $(0.34)          $(0.14)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions              (1.05)               --                --              --           (0.82)           (1.05)
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                  --                --                --              --           (0.02)              --
----------------------------------  ------            ------            ------          ------          ------           ------
Total distributions declared
to shareholders                     $(1.34)           $(0.30)           $(0.13)         $(0.04)         $(1.18)          $(1.19)
----------------------------------  ------            ------            ------          ------          ------           ------
Redemption fees added to
paid-in capital#                     $0.00###          $0.00###            $--             $--             $--              $--
----------------------------------  ------            ------            ------          ------          ------           ------
Net asset value, end of
period                              $14.35            $14.82            $13.03          $11.43          $11.65           $13.72
----------------------------------  ------            ------            ------          ------          ------           ------
Total return (%)&                     5.89++           16.14             15.33           (1.58)          (7.05)            7.07
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 10/31
                                     ENDED       ------------------------------------------------------------------------------
CLASS B (CONTINUED)                4/30/05              2004              2003            2002            2001             2000
                               (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                            2.19+             2.20              2.20            2.18            2.12             2.16
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)           0.81+             0.72              0.88            1.12            1.14             1.98
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      41                76               105              72              69               91
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $132,320          $129,141          $129,378         $84,729        $104,442         $118,676
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                $0.06^            $0.10^              $--             $--             $--              $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                            2.19+^            2.20^               --              --              --               --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                 0.81+^            0.72^               --              --              --               --
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       October 31, 2002, was to decrease net investment income per share and increase net realized gains and losses per share.
       The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share ratios and supplemental data for the periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
     ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 10/31
                                     ENDED       ------------------------------------------------------------------------------
CLASS C                            4/30/05              2004              2003            2002            2001             2000
                               (UNAUDITED)

Net asset value, beginning of
period                              $14.76            $12.99            $11.40          $11.62          $13.68           $13.94
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)           $0.06             $0.10             $0.11           $0.13           $0.14            $0.27
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and
  foreign currency
  transactions                        0.80              1.97              1.62           (0.31)          (1.02)            0.69
--------------------------------  --------            ------            ------          ------          ------           ------
Total from investment
operations                           $0.86             $2.07             $1.73          $(0.18)         $(0.88)           $0.96
--------------------------------  --------            ------            ------          ------          ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income        $(0.29)           $(0.30)           $(0.14)         $(0.04)         $(0.34)          $(0.17)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions              (1.05)               --                --              --           (0.82)           (1.05)
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                  --                --                --              --           (0.02)              --
--------------------------------  --------            ------            ------          ------          ------           ------
Total distributions declared
to shareholders                     $(1.34)           $(0.30)           $(0.14)         $(0.04)         $(1.18)          $(1.22)
--------------------------------  --------            ------            ------          ------          ------           ------
Redemption fees added to
paid-in capital#                     $0.00###          $0.00###            $--             $--             $--              $--
--------------------------------  --------            ------            ------          ------          ------           ------
Net asset value, end of
period                              $14.28            $14.76            $12.99          $11.40          $11.62           $13.68
--------------------------------  --------            ------            ------          ------          ------           ------
Total return (%)&                     5.88++           16.12             15.27           (1.56)          (7.03)            7.11
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 10/31
                                     ENDED       ------------------------------------------------------------------------------
CLASS C (CONTINUED)                4/30/05              2004              2003            2002            2001             2000
                               (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                            2.20+             2.20              2.20            2.18            2.12             2.16
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)           0.84+             0.72              0.89            1.13            1.14             1.97
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      41                76               105              72              69               91
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $67,922           $57,119           $54,438         $35,660         $38,230          $44,468
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                $0.06^            $0.10^              $--             $--             $--              $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                            2.20+^            2.20^               --              --              --               --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                 0.84+^            0.72^               --              --              --               --
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       October 31, 2002, was to decrease net investment income per share and increase net realized gains and losses per share.
       The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share ratios and supplemental data for the periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
     ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 10/31
                                     ENDED       ------------------------------------------------------------------------------
CLASS I                            4/30/05              2004              2003            2002            2001             2000
                               (UNAUDITED)

Net asset value, beginning of
period                              $14.69            $12.96            $11.42          $11.65          $13.80           $14.02
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)           $0.13             $0.24             $0.25           $0.25           $0.27            $0.41
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions                        0.80              1.96              1.60           (0.32)          (1.03)            0.69
--------------------------------  --------            ------            ------          ------          ------           ------
Total from investment
operations                           $0.93             $2.20             $1.85          $(0.07)         $(0.76)           $1.10
--------------------------------  --------            ------            ------          ------          ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income        $(0.43)           $(0.47)           $(0.31)         $(0.16)         $(0.55)          $(0.27)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions              (1.05)               --                --              --           (0.82)           (1.05)
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                  --                --                --              --           (0.02)              --
--------------------------------  --------            ------            ------          ------          ------           ------
Total distributions declared
to shareholders                     $(1.48)           $(0.47)           $(0.31)         $(0.16)         $(1.39)          $(1.32)
--------------------------------  --------            ------            ------          ------          ------           ------
Redemption fees added to
paid-in capital#                     $0.00###          $0.00###            $--             $--             $--              $--
--------------------------------  --------            ------            ------          ------          ------           ------
Net asset value, end of
period                              $14.14            $14.69            $12.96          $11.42          $11.65           $13.80
--------------------------------  --------            ------            ------          ------          ------           ------
Total return (%)&                     6.43++           17.31             16.49           (0.65)          (6.06)            8.19
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 10/31
                                     ENDED       ------------------------------------------------------------------------------
CLASS I (CONTINUED)                4/30/05              2004              2003            2002            2001             2000
                               (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                            1.19+             1.16              1.20            1.18            1.12             1.16
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)           1.82+             1.59              1.93            2.14            2.14             2.98
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      41                76               105              72              69               91
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $2,557            $2,286           $56,010          $1,540          $1,307           $1,621
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                $0.13^            $0.24^              $--             $--             $--              $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                            1.19+^            1.16^               --              --              --               --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                 1.82+^            1.59^               --              --              --               --
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       October 31, 2002, was to decrease net investment income per share and increase net realized gains and losses per share.
       The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share ratios and supplemental data for the periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
     ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED            YEAR ENDED           PERIOD ENDED
CLASS R (FORMERLY CLASS R1)                                      4/30/05              10/31/04               10/31/03*
                                                             (UNAUDITED)

Net asset value, beginning of period                              $14.71                $12.97                 $11.54
---------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.10                 $0.21                  $0.14
---------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                     0.79                  1.94                   1.40+++
--------------------------------------------------------------  --------                ------                 ------
Total from investment operations                                   $0.89                 $2.15                  $1.54
--------------------------------------------------------------  --------                ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.40)               $(0.41)                $(0.11)
---------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                            (1.05)                   --                     --
--------------------------------------------------------------  --------                ------                 ------
Total distributions declared to shareholders                      $(1.45)               $(0.41)                $(0.11)
--------------------------------------------------------------  --------                ------                 ------
Redemption fees added to paid-in capital#                          $0.00###              $0.00###                 $--
--------------------------------------------------------------  --------                ------                 ------
Net asset value, end of period                                    $14.15                $14.71                 $12.97
--------------------------------------------------------------  --------                ------                 ------
Total return (%)&                                                   6.13++               16.89                  13.41++
---------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED            YEAR ENDED           PERIOD ENDED
CLASS R (FORMERLY CLASS R1) (CONTINUED)                          4/30/05              10/31/04               10/31/03*
                                                             (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.70+                 1.71                   1.68+
---------------------------------------------------------------------------------------------------------------------
Net investment income                                               1.36+                 1.24                   1.34+
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    41                    76                    105
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                         $1,610                $1,043                    $12
---------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.10^                $0.21^                   $--
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.70+^                1.71^                    --
---------------------------------------------------------------------------------------------------------------------
Net investment income                                               1.36+^                1.24^                    --
---------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R shares, December 31, 2002, through October 31, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                               PERIOD ENDED
                                                                   4/30/05*
CLASS R1                                                        (UNAUDITED)

Net asset value, beginning of year                                   $14.42
---------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                            $0.02
---------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                       (0.09)+++
-----------------------------------------------------------------  --------
Total from investment operations                                     $(0.07)
-----------------------------------------------------------------  --------
Redemptions fees added to paid-in-capital#                            $0.00###
-----------------------------------------------------------------  --------
Net asset value, end of period                                       $14.35
-----------------------------------------------------------------  --------
Total return (%)&                                                     (0.49)++
-----------------------------------------------------------------  --------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                             2.50+
---------------------------------------------------------------------------
Net investment income                                                  1.71+
---------------------------------------------------------------------------
Portfolio turnover                                                       41
---------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $50
---------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                 $0.02^
---------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                             2.50+^
---------------------------------------------------------------------------
Net investment income                                                  1.71+^
---------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, April 1, 2005, through April 30, 2005.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  ^ The reimbursement impact per share amount and the ratios were less than
    $0.01 and 0.01%, respectively.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                               PERIOD ENDED
                                                                   4/30/05*
CLASS R2                                                        (UNAUDITED)

Net asset value, beginning of period                                 $14.42
---------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                            $0.02
---------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                       (0.09)+++
-----------------------------------------------------------------  --------
Total from investment operations                                     $(0.07)
-----------------------------------------------------------------  --------
Redemption fees added to paid-in-capital#                             $0.00###
-----------------------------------------------------------------  --------
Net asset value, end of period                                       $14.35
-----------------------------------------------------------------  --------
Total return (%)&                                                     (0.49)++
---------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                             2.20+
---------------------------------------------------------------------------
Net investment income                                                  2.00+
---------------------------------------------------------------------------
Portfolio turnover                                                       41
---------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $50
---------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                 $0.02^
---------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                             2.20+^
---------------------------------------------------------------------------
Net investment income                                                  2.00+^
---------------------------------------------------------------------------
  * For the period from the inception of Class R2 shares, April 1, 2005, through April 30, 2005.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        SIX MONTHS
                                                                             ENDED             YEAR ENDED
CLASS R3 (FORMERLY CLASS R2)                                               4/30/05               10/31/04
                                                                       (UNAUDITED)

Net asset value, beginning of period                                        $14.67                 $12.97
---------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                   $0.08                  $0.12
---------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                               0.79                   1.99
------------------------------------------------------------------------  --------                 ------
Total from investment operations                                             $0.87                  $2.11
------------------------------------------------------------------------  --------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                $(0.37)                $(0.41)
---------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                               (1.05)                    --
------------------------------------------------------------------------  --------                 ------
Total distributions declared to shareholders                                $(1.42)                $(0.41)
------------------------------------------------------------------------  --------                 ------
Redemption fees added to paid-in capital#                                    $0.00###               $0.00###
------------------------------------------------------------------------  --------                 ------
Net asset value, end of period                                              $14.12                 $14.67
------------------------------------------------------------------------  --------                 ------
Total return (%)&                                                             5.98++                16.52
---------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                        SIX MONTHS
                                                                             ENDED             YEAR ENDED
CLASS R3 (FORMERLY CLASS R2) (CONTINUED)                                   4/30/05               10/31/04
                                                                       (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                    1.94+                  1.95
---------------------------------------------------------------------------------------------------------
Net investment income                                                         1.07+                  0.91
---------------------------------------------------------------------------------------------------------
Portfolio turnover                                                              41                     76
---------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                     $146                   $133
---------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                        $0.08^                 $0.12^
---------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                    1.94+^                 1.95^
---------------------------------------------------------------------------------------------------------
Net investment income                                                         1.07+^                 0.91^
---------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                               PERIOD ENDED
                                                                   4/30/05*
CLASS R4                                                        (UNAUDITED)

Net asset value, beginning of period                                 $14.26
---------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                            $0.03
---------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                       (0.09)+++
-----------------------------------------------------------------  --------
Total from investment operations                                     $(0.06)
-----------------------------------------------------------------  --------
Redemption fees added to paid-in-capital#                             $0.00###
-----------------------------------------------------------------  --------
Net asset value, end of period                                       $14.20
-----------------------------------------------------------------  --------
Total return (%)&                                                     (0.42)++
---------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                             1.70+
---------------------------------------------------------------------------
Net investment income                                                  2.51+
---------------------------------------------------------------------------
Portfolio turnover                                                       41
---------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $50
---------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.03^
----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              1.70+^
----------------------------------------------------------------------------
Net investment income                                                   2.51+^
----------------------------------------------------------------------------
  * For the period from the inception of Class R4 shares, April 1, 2005, through April 30, 2005.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  ^ The reimbursement impact per share amount and the ratios were less than
    $0.01 and 0.01%, respectively.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                               PERIOD ENDED
                                                                   4/30/05*
CLASS R5                                                        (UNAUDITED)

Net asset value, beginning of period                                 $14.26
---------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                            $0.03
---------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                       (0.09)+++
-----------------------------------------------------------------  --------
Total from investment operations                                     $(0.06)
-----------------------------------------------------------------  --------
Redemption fees added to paid-in-capital#                             $0.00###
-----------------------------------------------------------------  --------
Net asset value, end of period                                       $14.20
-----------------------------------------------------------------  --------
Total return (%)&                                                     (0.42)++
---------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                             1.40+
---------------------------------------------------------------------------
Net investment income                                                  2.81+
---------------------------------------------------------------------------
Portfolio turnover                                                       41
---------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $50
---------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                 $0.03^
---------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                             1.40+^
---------------------------------------------------------------------------
Net investment income                                                  2.81+^
---------------------------------------------------------------------------
  * For the period from the inception of Class R5 shares, April 1, 2005, through April 30, 2005.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  ^ The reimbursement impact per share amount and the ratios were less than
    $0.01 and 0.01%, respectively.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Listed options are valued at the closing price as reported by an independent pricing service on the principal exchange on which they are traded. Unlisted options are valued by an independent pricing service or on the basis of quotations obtained from brokers and dealers. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

WRITTEN OPTIONS - The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. When a written call option is exercised or closed, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased
(put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the fund's management on the direction of interest rates.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended April 30, 2005, the fund's custodian fees were reduced by $8,558 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended April 30, 2005, the fund's miscellaneous expenses were reduced by $2,562 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign investment companies and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2004 and October 31, 2003 and was as follows:

                                               10/31/04      10/31/03
         Distributions declared from:
         ------------------------------------------------------------
           Ordinary income                  $13,643,641    $6,315,316
         ------------------------------------------------------------

As of October 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                 $21,841,895
          ----------------------------------------------------------
          Undistributed long-term capital gain           23,709,554
          ----------------------------------------------------------
          Capital loss carryforward                     (16,693,176)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)         75,106,140
          ----------------------------------------------------------
          Other temporary differences                    (6,051,023)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2009, ($5,654,406) and October 31, 2010, ($11,038,770).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $500 million of average net assets             0.84%
          ----------------------------------------------------------
          Average net assets in excess of $500 million         0.75%
          ----------------------------------------------------------

Management fees incurred for the six months ended April 30, 2005 were an effective rate of 0.84% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is a net decrease of $391 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $1,174 for retired Independent Trustees for the six months ended April 30, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $6,868, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                  BEGINNING OF
                                                 PERIOD THROUGH
EFFECTIVE DATE                                       2/28/05        3/01/05

First $2 billion                                    0.01120%        0.01626%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00832%        0.01206%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00032%        0.00056%
----------------------------------------------------------------------------
In excess of $7 billion                             0.00000%        0.00000%
----------------------------------------------------------------------------

For the six months ended April 30, 2005, the fund paid MFS $24,114, equivalent to 0.0093% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, the fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, the fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $63,731 for the six months ended April 30, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2), and Class R4 shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                CLASS A   CLASS B   CLASS C   CLASS R CLASS R1

Distribution Fee                  0.10%     0.75%     0.75%     0.25%    0.50%
------------------------------------------------------------------------------
Service Fee                       0.25%     0.25%     0.25%     0.25%    0.25%
------------------------------------------------------------------------------
Total Distribution Plan           0.35%     1.00%     1.00%     0.50%    0.75%

                               CLASS R2  CLASS R3  CLASS R4

Distribution Fee                  0.25%     0.25%     0.00%
------------------------------------------------------------------------------
Service Fee                       0.25%     0.25%     0.25%
------------------------------------------------------------------------------
Total Distribution Plan           0.50%     0.50%     0.25%
------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended April 30, 2005 amounted to:

                                CLASS A   CLASS B   CLASS C   CLASS R CLASS R3

Service Fee Retained by MFD      $9,469      $570      $602        $8      $15
------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended April 30, 2005 were as follows:

                                CLASS A   CLASS B   CLASS C   CLASS R CLASS R1

Effective Annual Percentage
Rates                             0.35%     1.00%     1.00%     0.50%    0.75%
------------------------------------------------------------------------------

                               CLASS R2  CLASS R3  CLASS R4

Effective Annual Percentage
Rates                             0.50%     0.50%     0.25%
-----------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended April 30, 2005 were as follows:

                                CLASS A   CLASS B   CLASS C

Contingent Deferred Sales
Charges Imposed                  $7,668   $57,208    $1,186
-----------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the six months ended April 30, 2005, the fund paid MFSC a fee of $265,370 for shareholder services which equated to 0.1020% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $134,617, and other costs paid by the fund directly to unaffiliated vendors for the six months ended April 30, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    PURCHASES            SALES

U.S. government securities                        $30,676,851      $28,537,308
------------------------------------------------------------------------------
Investments (non-U.S. government securities)     $180,103,185     $170,301,350
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                               $509,558,154
          ---------------------------------------------------------
          Gross unrealized appreciation                 $83,156,048
          ---------------------------------------------------------
          Gross unrealized depreciation                  (4,632,052)
          ---------------------------------------------------------
          Net unrealized appreciation (depreciation)    $78,523,996
          ---------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Six months ended 4/30/05              Year ended 10/31/04
                                            SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES

Shares sold                                4,011,234        $57,891,759        4,486,722        $62,266,509
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              1,896,021         26,771,806          553,931          7,552,297
------------------------------------------------------------------------------------------------------------
Shares reacquired                         (2,574,037)       (37,248,082)      (4,866,563)       (67,657,176)
------------------------------------------------------------------------------------------------------------
Net change                                 3,333,218        $47,415,483          174,090         $2,161,630
------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                1,553,573        $22,675,266        1,661,204        $23,142,229
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                668,778          9,563,523          172,989          2,374,894
------------------------------------------------------------------------------------------------------------
Shares reacquired                         (1,714,499)       (24,986,321)      (3,046,676)       (42,655,147)
------------------------------------------------------------------------------------------------------------
Net change                                   507,852         $7,252,468       (1,212,483)      $(17,138,024)
------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                  996,119        $14,430,544          658,631         $9,151,147
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                270,973          3,858,660           63,977            875,732
------------------------------------------------------------------------------------------------------------
Shares reacquired                           (380,600)        (5,548,787)      (1,045,963)       (14,571,507)
------------------------------------------------------------------------------------------------------------
Net change                                   886,492        $12,740,417         (323,355)       $(4,544,628)
------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                   27,227           $398,435          491,916         $6,845,053
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 17,562            246,573           95,131          1,247,429
------------------------------------------------------------------------------------------------------------
Shares reacquired                            (19,468)          (278,983)      (4,754,074)       (66,989,201)
------------------------------------------------------------------------------------------------------------
Net change                                    25,321           $366,025       (4,167,027)      $(58,896,719)
------------------------------------------------------------------------------------------------------------

                                           Six months ended 4/30/05              Year ended 10/31/04
                                          SHARES            AMOUNT            SHARES            AMOUNT
CLASS R SHARES (FORMERLY CLASS R1)

Shares sold                                   57,461           $844,959           99,677         $1,408,570
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  7,745            109,048              475              6,625
------------------------------------------------------------------------------------------------------------
Shares reacquired                            (22,342)          (321,468)         (30,170)          (423,984)
------------------------------------------------------------------------------------------------------------
Net change                                    42,864           $632,539           69,982           $991,211
------------------------------------------------------------------------------------------------------------

                                            Period ended 4/30/05*
                                          SHARES            AMOUNT
CLASS R1 SHARES

Shares sold                                    3,467            $50,000
------------------------------------------------------------------------
Net change                                     3,467            $50,000
------------------------------------------------------------------------

CLASS R2 SHARES

Shares sold                                    3,468            $50,000
------------------------------------------------------------------------
Net change                                     3,468            $50,000
------------------------------------------------------------------------

                                           Six months ended 4/30/05              Year ended 10/31/04
                                          SHARES            AMOUNT            SHARES            AMOUNT
CLASS R3 SHARES (FORMERLY CLASS R2)

Shares sold                                    1,243            $17,864            8,766           $121,404
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    930             13,087               53                733
------------------------------------------------------------------------------------------------------------
Shares reacquired                               (940)           (13,412)            (130)            (1,836)
------------------------------------------------------------------------------------------------------------
Net change                                     1,233            $17,539            8,689           $120,301
------------------------------------------------------------------------------------------------------------

                                            Period ended 4/30/05*
                                          SHARES            AMOUNT
CLASS R4 SHARES

Shares sold                                    3,506            $50,000
------------------------------------------------------------------------
Net change                                     3,506            $50,000
------------------------------------------------------------------------

CLASS R5 SHARES

Shares sold                                    3,507            $50,000
------------------------------------------------------------------------
Net change                                     3,507            $50,000
------------------------------------------------------------------------
* For the period from the inception of Class R1, R2, R4, and R5 shares, April 1, 2005, through April 30, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended April 30, 2005 was $1,133, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended April 30, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

---------
SALES
---------
                                                                       NET
                                           IN                       UNREALIZED
                   CONTRACTS TO          EXCHANGE     CONTRACTS    APPRECIATION
SETTLEMENT DATE  DELIVER/RECEIVE           FOR        AT VALUE    (DEPRECIATION)

        6/07/05  AUD       1,850,000    $1,409,164     $1,440,674     $(31,510)
        5/03/05  CAD       1,324,871     1,077,852      1,050,965       26,887
6/08/05-6/27/05  EUR      32,306,273    42,226,245     41,629,998      596,247
        5/09/05  GBP       4,786,610     9,095,327      9,129,068      (33,741)
5/06/05-5/25/05  JPY   4,847,845,739    46,247,413     46,261,892      (14,479)
5/03/05-6/08/06  NOK      42,056,528     6,624,183      6,675,906      (51,723)
        6/08/05  NZD      14,944,846    10,567,180     10,894,982     (327,802)
5/06/05-6/14/05  SEK      34,314,233     4,845,909      4,810,169       35,740
                                      ------------   ------------    ---------
                                      $122,093,273   $121,893,654     $199,619
                                      ============   ============    =========

---------
PURCHASES
---------

        6/07/05  AUD         225,604      $171,933       $175,687       $3,754
        5/03/05  CAD       1,406,801     1,134,515      1,115,957      (18,558)
        6/08/05  CHF       6,243,584     5,227,085      5,235,314        8,229
        5/09/05  DKK       6,745,635     1,165,349      1,166,066          717
6/08/05-6/27/05  EUR      18,347,240    23,748,551     23,636,505     (112,046)
        5/09/05  GBP          90,000       171,620        171,649           29
5/06/05-8/08/05  JPY  10,136,007,094    97,526,685     97,109,068     (417,617)
5/03/05-6/08/05  NOK      39,300,227     6,253,631      6,234,711      (18,920)
5/06/05-6/14/05  SEK      22,370,974     3,153,495      3,135,912      (17,583)
                                      ------------   ------------    ---------
                                      $138,552,864   $137,980,869    $(571,995)
                                      ============   ============    =========

At April 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $67,661 with Merrill Lynch International.

At April 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts
                                                                      UNREALIZED
                                                                    APPRECIATION
DESCRIPTION                    EXPIRATION   CONTRACTS  POSITION   (DEPRECIATION)

Japan Government Bonds 10 Year  June 2005           6      Long         $162,066
--------------------------------------------------------------------------------
U.S. Treasury Note 10 Year      June 2005          10      Long              271
--------------------------------------------------------------------------------
                                                                        $162,337
--------------------------------------------------------------------------------

At April 30, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by
(i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 4/30/ 05
-------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Global Total Return Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                  NUMBER OF DOLLARS
                                        --------------------------------------
NOMINEE                                    AFFIRMATIVE      WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.                  $1,748,896,208.81    $35,686,247.32
------------------------------------------------------------------------------
David H. Gunning                         1,750,769,743.82     33,812,712.31
------------------------------------------------------------------------------
William R. Gutow                         1,749,563,078.04     35,019,378.09
------------------------------------------------------------------------------
Michael Hegarty                          1,750,335,763.25     34,246,692.88
------------------------------------------------------------------------------
J. Atwood Ives                           1,748,821,008.25     35,761,447.88
------------------------------------------------------------------------------
Amy B. Lane                              1,749,728,979.04     34,853,477.09
------------------------------------------------------------------------------
Robert J. Manning                        1,749,977,068.22     34,605,387.91
------------------------------------------------------------------------------
Lawrence T. Perera                       1,748,461,104.67     36,121,351.46
------------------------------------------------------------------------------
Robert C. Pozen                          1,750,085,858.94     34,496,597.19
------------------------------------------------------------------------------
J. Dale Sherratt                         1,749,547,077.73     35,035,378.40
------------------------------------------------------------------------------
Laurie J. Thomsen                        1,749,676,015.64     34,906,440.49
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MWT-SEM-06/05 49M

ITEM 2.  CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST VI
            --------------------------------------------------------------------



By (Signature and Title)*  ROBERT J. MANNING
                          ------------------------------------------------------
                               Robert J. Manning, President

Date:   June 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  ROBERT J. MANNING
                          ------------------------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date:  June 23, 2005


By (Signature and Title)*  MARIA F. DWYER
                           -----------------------------------------------------
                               Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  June 23, 2005

* Print name and title of each signing officer under his or her signature.